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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08934

ING Strategic Allocation Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Strategic Allocation Balanced Portfolio
ING VP Strategic Allocation Growth Portfolio
ING VP Strategic Allocation Income Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 69.7%
		Aerospace/Defense: 1.0%
39,700	@@	BAE Systems PLC	$194,704
10,300		Boeing Co.	602,138
1,070	@	DRS Technologies, Inc.	45,475
300		Engineered Support Systems, Inc.	16,056
18,200		Lockheed Martin Corp.	1,111,291
949	@	Moog, Inc.	42,895
1,335	@	Teledyne Technologies, Inc.	41,786
6,900		United Technologies Corp.	701,454
			2,755,799
		Agriculture: 1.0%
25,350		Altria Group, Inc.	1,657,636
2,502	L	Dimon, Inc.	15,638
14,400		Monsanto Co.	928,800
11,900	@, @@	Swedish Match AB	146,229
			2,748,303
		Airlines: 0.1%
1,970	@, L	Alaska Air Group, Inc.	57,997
23,300	@, @@	British Airways PLC	116,436
1,920	@, L	Mesa Air Group, Inc.	13,440
			187,873
		Apparel: 0.9%
12,200	@	Coach, Inc.	690,886
358		Haggar Corp.	7,228
1,315		K-Swiss, Inc.	43,434
11,550		Nike, Inc.	962,230
645	L	Oshkosh B’Gosh, Inc.	19,673
1,865	@	Quiksilver, Inc.	54,141
87		Russell Corp.	1,573
2,050		Stride Rite Corp.	27,265
1,550	@	Timberland Co.	109,942
7,150		VF Corp.	422,851
2,152		Wolverine World Wide, Inc.	46,117
			2,385,340
		Auto Manufacturers: 0.5%
91,400		Ford Motor Co.	1,035,561
49,000	@, @@	Isuzu Motors Ltd.	129,699
17,700	@@	Nissan Motor Co. Ltd.	181,322
415		Oshkosh Truck Corp.	34,026
2,200	@@	Peugeot SA	140,053
			1,520,661
		Auto Parts and Equipment: 0.1%
2,600		BorgWarner, Inc.	126,568
11,800	@	Goodyear Tire & Rubber Co.	157,530
2,280	L	Modine Manufacturing Co.	66,872
			350,970
		Banks: 4.7%
3,450	@@	Alpha Bank AE	116,755
5,106	L	Associated Banc-Corp.	159,460

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

1,100	@@, L	Banco Itau Holding Financeira SA ADR	$89,265
18,800	@@, L	Banco Santander Central Hispano SA	229,361
89,250		Bank of America Corp.	3,935,924
10,500	@@	Bank of Ireland	165,874
3,800	@@	BNP Paribas	270,200
6,460		Colonial Bancgroup, Inc.	132,559
10,500		Comerica, Inc.	578,340
2,140		Commerce Bancorp, Inc.	69,486
6,600	@@	Credit Agricole SA	179,999
14,000	@@	DBS Group Holdings Ltd.	126,353
13,200	@, @@	Depfa Bank PLC	208,949
545		East-West Bancorp, Inc.	20,121
1,235	@@	First Bancorp Puerto Rico	52,179
1,075		First Republic Bank	34,798
2,375		Fremont General Corp.	52,226
1,300		Hibernia Corp.	41,613
30,200	@@	HSBC Holdings PLC	477,750
510		Hudson United BanCorp	17,978
4,600	@@, L	ICICI Bank Ltd. ADR	95,312
25,650		KeyCorp	832,343
30	@@	Mitsubishi Tokyo Financial Group, Inc.	259,081
20,400	@@	Nordea AB	206,946
11,915	@@	Royal Bank of Scotland Group PLC	379,043
2,200	@	Silicon Valley Bancshares	96,932
755		South Financial Group, Inc.	23,058
5,000	@@	St. George Bank Ltd.	94,731
2,300		Sterling Bancshares, Inc.	32,660
30,000	@@	Sumitomo Trust & Banking Co. Ltd.	195,468
24,900		U.S. Bancorp	717,618
4,130	@@	UBS AG	350,133
475		UCBH Holdings, Inc.	18,953
34,700	@@	UniCredito Italiano S.p.A.	204,486
1,469	L	United Bankshares, Inc.	48,683
21,350		Wachovia Corp.	1,086,929
22,750		Wells Fargo & Co.	1,360,449
440		Whitney Holding Corp.	19,584
			12,981,599
		Beverages: 1.2%
6,015		Brown-Forman Corp.	329,321
29,900		Coca-Cola Co.	1,245,933
6,140	@@	Coca-Cola Hellenic Bottling Co. SA	154,700
16,000	@@	Diageo PLC	225,733
3,700		PepsiAmericas, Inc.	83,842
22,550		PepsiCo, Inc.	1,195,827
			3,235,356
		Biotechnology: 0.3%
15,850	@	Amgen, Inc.	922,629
1,740	@	Arqule, Inc.	8,195
			930,824
		Building Materials: 0.3%
12,100		American Standard Cos., Inc.	562,408
425		Florida Rock Industries, Inc.	24,999
1,600	@@	Lafarge SA	155,475
2,500		Martin Marietta Materials, Inc.	139,800
490		Simpson Manufacturing Co., Inc.	15,141
820	L	Texas Industries, Inc.	44,075
			941,898
		Chemicals: 1.6%
32,000		Dow Chemical Co.	1,595,200
1,900	@@	DSM NV	134,187

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

12,450		E.I. du Pont EI de Nemours & Co.	$637,938
390		Georgia Gulf Corp.	17,932
11,050		Lyondell Chemical Co.	308,516
1,220		MacDermid, Inc.	39,650
64,000	@@	Mitsubishi Chemical Corp.	204,109
1,230	@	OM Group, Inc.	37,417
10,450	L	PPG Industries, Inc.	747,384
4,200	@@, #	Reliance Industries Ltd. GDR	107,100
12,900		Rohm & Haas Co.	619,200
			4,448,633
		Coal: 0.1%
860		Massey Energy Co.	34,434
2,840		Peabody Energy Corp.	131,663
			166,097
		Commercial Services: 1.1%
4,950		Adesa, Inc.	115,632
3,100	@	Alliance Data Systems Corp.	125,240
4,200	@	Career Education Corp.	143,892
695	@	Consolidated Graphics, Inc.	36,557
7,000	@@	Dai Nippon Printing Co., Ltd.	114,141
9,000		Equifax, Inc.	276,210
10,300		H&R Block, Inc.	520,974
940	@	Heidrick & Struggles Intl., Inc.	34,564
2,340	@	ITT Educational Services, Inc.	113,490
2,575	@, L	Korn/Ferry Intl.	49,002
1,975	@, L	Labor Ready, Inc.	36,834
1,225	L	Manpower, Inc.	53,312
19,150		McKesson Corp.	722,912
13,400		Paychex, Inc.	439,788
1,420	@	Pharmaceutical Product Development, Inc.	68,799
810	@, L	Pre-Paid Legal Services, Inc.	27,410
47,200	@@	Rentokil Initial PLC	144,439
480	@, L	Vertrue, Inc.	17,011
			3,040,207
		Computers: 3.9%
1,535	L	Agilysys, Inc.	30,178
32,000	@	Apple Computer, Inc.	1,333,440
955	@	CACI Intl., Inc.	52,745
3,660	@	Cadence Design Systems, Inc.	54,717
640	@	Catapult Communications Corp.	13,664
1,940	@, L	Cognizant Technology Solutions Corp.	89,628
65,550	@	Dell, Inc.	2,518,431
995	L	Diebold, Inc.	54,576
1,115	@, L	DST Systems, Inc.	51,491
495	L	FactSet Research Systems, Inc.	16,340
24,000	@@	Fujitsu Ltd.	143,972
37,600		Hewlett-Packard Co.	824,944
37,850		International Business Machines Corp.	3,458,732
4,985		Jack Henry Associates, Inc.	89,680
320	@	Kronos, Inc.	16,355
1,390	@	Micros Systems, Inc.	51,027
1,030		MTS Systems Corp.	29,901
24,550	@	Network Appliance, Inc.	679,053
3,480		Reynolds & Reynolds Co.	94,169
2,240	@, L	SanDisk Corp.	62,272
4,500	@, L	Storage Technology Corp.	138,600
207,550	@	Sun Microsystems, Inc.	838,502
6,800	@	Synopsys, Inc.	123,080
1,180		Talx Corp.	21,429
			10,786,926

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Cosmetics/Personal Care: 1.2%
60,400		Procter & Gamble Co.	$3,201,200
			3,201,200
		Distribution/Wholesale: 0.1%
1,050	L	CDW Corp.	59,514
725		Hughes Supply, Inc.	21,569
1,695		SCP Pool Corp.	54,003
17,000	@@	Sumitomo Corp.	145,684
3,040	@	Tech Data Corp.	112,662
200	@	United Stationers, Inc.	9,050
			402,482
		Diversified Financial Services: 3.7%
3,120	L	AG Edwards, Inc.	139,776
15,550		American Express Co.	798,804
7,200		Bear Stearns Cos., Inc.	719,280
70,200		Citigroup, Inc.	3,154,787
30,450		Countrywide Financial Corp.	988,407
5,000	@@	Credit Saison Co. Ltd.	179,675
21,350	@, L	E*TRADE Financial Corp.	256,200
12,000		Fannie Mae	653,400
1,487	L	Legg Mason, Inc.	116,194
12,300		Lehman Brothers Holdings, Inc.	1,158,168
11,500		Merrill Lynch & Co., Inc.	650,900
14,950		Morgan Stanley	855,888
1,200	@@	ORIX Corp.	153,279
16,800	@	Providian Financial Corp.	288,288
930		SWS Group, Inc.	14,908
			10,127,954
		Electric: 1.9%
40,450	@	AES Corp.	662,571
6,500	@@	Chubu Electric Power Co., Inc.	156,432
13,200	@	CMS Energy Corp.	172,128
4,600		Dominion Resources, Inc.	342,378
917		DPL, Inc.	22,925
42,250	L	Duke Energy Corp.	1,183,422
3,100	@@	E.ON AG	267,162
24,400	@@	Enel S.p.A.	234,136
8,150		Exelon Corp.	374,004
8,800	@@	Fortum OYJ	171,806
4,300	L	Pepco Holdings, Inc.	90,257
2,550	L, W	Scana Corp.	97,461
9,250		Southern Co.	294,428
12,200		TXU Corp.	971,485
2,690		Wisconsin Energy Corp.	95,495
3,140		WPS Resources Corp.	166,169
			5,302,259
		Electrical Components and Equipment: 0.3%
3,200	W	AMETEK, Inc.	128,800
1,883	@	Energizer Holdings, Inc.	112,603
450	@	Rayovac Corp.	18,720
350	@@	Samsung Electronics Co. Ltd. GDR	86,760
14,000	@@	Sumitomo Electric Industries Ltd.	148,984
50,000	@@	Toshiba Corp.	208,791
			704,658
		Electronics: 0.3%
678		Analogic Corp.	29,324
660		Bel Fuse, Inc.	19,998
470	@	Benchmark Electronics, Inc.	14,960

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

1,540		Brady Corp.	$49,819
1,290	@	Coherent, Inc.	43,550
800	@	Dionex Corp.	43,600
730	@, L	FLIR Systems, Inc.	22,119
10,200	@@	Koninklijke Philips Electronics NV	281,621
1,700	@	Paxar Corp.	36,278
3,260	@	Thomas & Betts Corp.	105,298
535	@, L	Trimble Navigation Ltd.	18,088
2,100	@	Varian, Inc.	79,569
205		Woodward Governor Co.	14,699
			758,923
		Engineering and Construction: 0.1%
730	@	Shaw Group, Inc.	15,914
37,000	@@	Taisei Corp.	138,729
			154,643
		Entertainment: 0.1%
1,045	@	Argosy Gaming Co.	47,986
2,110		International Speedway Corp.	114,468
10,600	@@	TABCorp. Holdings Ltd.	137,906
			300,360
		Environmental Control: 0.0%
2,015		Republic Services, Inc.	67,462
490	@, L	Waste Connections, Inc.	17,028
			84,490
		Food: 1.0%
36,200		Archer-Daniels-Midland Co.	889,796
2,350		Corn Products Intl., Inc.	61,077
3,159		Hormel Foods Corp.	98,276
31		J&J Snack Foods Corp.	1,452
20,700		Kellogg Co.	895,689
17,200	@, @@	Koninklijke Ahold NV	144,107
1,040	@	Ralcorp Holdings, Inc.	49,244
2,083		Ruddick Corp.	48,221
6,315		SUPERVALU, Inc.	210,605
22,500	@@	Unilever PLC	222,540
700	L	Whole Foods Market, Inc.	71,491
			2,692,498
		Forest Products and Paper: 0.1%
3,098		Glatfelter	45,696
29	@@	Nippon Paper Group, Inc.	133,992
890	L	Pope & Talbot, Inc.	15,646
2,422		Wausau-Mosinee Paper Corp.	34,247
			229,581
		Gas: 0.3%
685		Energen Corp.	45,621
16,100		Sempra Energy	641,423
1,850	@	Southern Union Co.	46,454
2,465		UGI Corp.	111,960
660		WGL Holdings, Inc.	20,434
			865,892
		Hand/Machine Tools: 0.2%
4,950		Black & Decker Corp.	391,000
1,254		Regal-Beloit Corp.	36,103
			427,103

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Healthcare-Products: 2.9%
14,000		Becton Dickinson & Co.	$817,880
485	L	Cooper Cos., Inc.	35,357
771		Datascope Corp.	23,577
2,920		Dentsply Intl., Inc.	158,877
2,300	@@	Fresenius Medical Care AG	187,109
14,900		Guidant Corp.	1,101,110
1,015	@, L	Haemonetics Corp.	42,792
2,477		Hillenbrand Industries, Inc.	137,399
355	@, L	Idexx Laboratories, Inc.	19,227
1,630	@	Immucor, Inc.	49,210
63,450		Johnson & Johnson	4,261,301
16,200		Medtronic, Inc.	825,390
1,870	@	Patterson Cos., Inc.	93,407
360	@, L	ResMed, Inc.	20,304
1,040	@, L	Respironics, Inc.	60,601
1,900	@	Varian Medical Systems, Inc.	65,132
522		Vital Signs, Inc.	20,823
			7,919,496
		Healthcare-Services: 2.0%
13,900		Aetna, Inc.	1,041,805
870	@, L	Amedisys, Inc.	26,318
1,600	@	AMERIGROUP Corp.	58,496
1,570	@, L	Centene Corp.	47,084
2,740	@	Covance, Inc.	130,451
3,245	@	Coventry Health Care, Inc.	221,114
9,250	@	Humana, Inc.	295,445
3,760	@, L	Lincare Holdings, Inc.	166,305
3,115	@	PacifiCare Health Systems, Inc.	177,306
770	@	Pediatrix Medical Group, Inc.	52,814
900	@	RehabCare Group, Inc.	25,839
865	@, L	Sierra Health Services, Inc.	55,222
790	@, L	Sunrise Senior Living, Inc.	38,394
20,050		UnitedHealth Group, Inc.	1,912,369
11,450	@	WellPoint, Inc.	1,435,258
			5,684,220
		Holding Companies-Diversified: 0.0%
45,000	@@	Citic Pacific Ltd.	131,667
			131,667
		Home Builders: 0.1%
430		MDC Holdings, Inc.	29,950
125	@	NVR, Inc.	98,125
380		Standard-Pacific Corp.	27,432
920	@	Toll Brothers, Inc.	72,542
			228,049
		Home Furnishings: 0.1%
1,745	L	Fedders Corp.	4,851
2,210		Harman Intl. Industries, Inc.	195,497
16,000	@@	Matsushita Electric Industrial Co., Ltd.	235,445
			435,793
		Household Products/Wares: 0.3%
3,850		American Greetings Corp.	98,098
2,150		Church & Dwight, Inc.	76,261
10,300		Clorox Co.	648,797
640	@, L	Fossil, Inc.	16,592
			839,748

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Housewares: 0.0%
660		Toro Co.	$58,410
			58,410
		Insurance: 5.2%
12,944	@@	AEGON NV	174,941
26,100		Allstate Corp.	1,410,966
3,345		American Financial Group, Inc.	103,026
60,350		American Intl. Group, Inc.	3,343,995
2,100		AmerUs Group Co.	99,225
10,750		Chubb Corp.	852,153
8,600		CIGNA Corp.	767,980
1,110		Delphi Financial Group, Inc.	47,730
2,070	@@, L	Everest Re Group Ltd.	176,178
1,885		Fidelity National Financial, Inc.	62,092
2,723		Horace Mann Educators Corp.	48,306
790	L	LandAmerica Financial Group, Inc.	39,524
94,500	@@	Legal & General Group PLC	202,203
11,400		Lincoln National Corp.	514,596
10,910		Loews Corp.	802,321
31,450		MetLife, Inc.	1,229,695
17,000	@@	Mitsui Sumitomo Insurance Co. Ltd.	155,666
3,760	@	Ohio Casualty Corp.	86,405
2,460		Old Republic Intl. Corp.	57,293
680	@	Philadelphia Consolidated Holding Co.	52,720
1,449		Presidential Life Corp.	23,590
19,335		Principal Financial Group, Inc.	744,204
1,130	@	ProAssurance Corp.	44,635
21,900		Prudential Financial, Inc.	1,257,060
15,100	@@	QBE Insurance Group Ltd.	173,865
3,220		Radian Group, Inc.	153,723
7,600		Safeco Corp.	370,196
1,005		Selective Insurance Group, Inc.	46,461
28,700	@@	Skandia Forsakrings AB	146,457
1,440		StanCorp Financial Group, Inc.	122,083
920		Stewart Information Services Corp.	34,518
1,640	@@	Swiss Reinsurance Co.	117,905
1,640		UICI	39,770
3,080		W.R. Berkley Corp.	152,768
9,300	@@	XL Capital Ltd.	673,041
805		Zenith National Insurance Corp.	41,747
1,000	@, @@	Zurich Financial Services AG	176,235
			14,545,273
		Internet: 0.8%
16,300	@	eBay, Inc.	607,338
6,430	@	McAfee, Inc.	145,061
2,420	@	Napster, Inc.	15,754
1,030	@	PC-Tel, Inc.	7,581
38,500	@	Symantec Corp.	821,205
2,020	@	Verity, Inc.	19,089
270	@	Websense, Inc.	14,526
16,200	@	Yahoo!, Inc.	549,180
			2,179,734
		Iron/Steel: 0.3%
7,100	@@	Arcelor	162,539
7,100	@@	JFE Holdings, Inc.	198,065
6,700	L	United States Steel Corp.	340,695
			701,299
		Leisure Time: 0.2%
900		Arctic Cat, Inc.	24,354
7,400		Carnival Corp.	383,394

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

1,075		Polaris Industries, Inc.	$75,497
			483,245
		Lodging: 0.5%
2,760	L	Boyd Gaming Corp.	143,934
4,375	@	Caesars Entertainment, Inc.	86,581
980	L	Mandalay Resort Group	69,080
1,470		Marcus Corp.	30,135
12,600		Marriott Intl., Inc.	842,436
3,125		Starwood Hotels & Resorts Worldwide, Inc.	187,594
			1,359,760
		Machinery-Diversified: 0.3%
1,250		Applied Industrial Technologies, Inc.	34,000
2,600	L	Cummins, Inc.	182,910
1,200	@	Gerber Scientific, Inc.	8,736
535		IDEX Corp.	21,587
11,550		Rockwell Automation, Inc.	654,192
797		Thomas Industries, Inc.	31,593
			933,018
		Media: 1.7%
29,700	@	Comcast Corp.	1,003,265
10,900	@@	Mediaset S.p.A.	157,146
38,800		News Corp.	656,496
61,750	@, L	Time Warner, Inc.	1,083,712
22,950		Viacom, Inc.	799,349
27,450		Walt Disney Co.	788,639
130		Washington Post Co.	116,220
			4,604,827
		Metal Fabricate/Hardware: 0.1%
670		Commercial Metals Co.	22,706
1,220	L	Kaydon Corp.	38,308
400		Lawson Products, Inc.	18,720
1,405		Mueller Industries, Inc.	39,551
2,400		Precision Castparts Corp.	184,824
960	L	Timken Co.	26,246
			330,355
		Mining: 0.4%
6,500	@@	Anglo American PLC	154,110
13,900	@@	BHP Billiton Ltd.	194,113
6,200		Phelps Dodge Corp.	630,725
1,230	@	RTI Intl. Metals, Inc.	28,782
			1,007,730
		Miscellaneous Manufacturing: 3.2%
23,350		3M Co.	2,000,861
1,110		AptarGroup, Inc.	57,698
290		Clarcor, Inc.	15,068
3,720		Donaldson Co., Inc.	120,082
142,353		General Electric Co.	5,133,248
10,250		Honeywell Intl., Inc.	381,403
1,530		Lancaster Colony Corp.	65,102
1,455		Pentair, Inc.	56,745
480		Roper Industries, Inc.	31,440
27,050	@@	Tyco Intl. Ltd.	914,290
			8,775,937
		Oil and Gas: 7.0%
5,050		Amerada Hess Corp.	485,861

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

11,200		Anadarko Petroleum Corp.	$852,320
47,863	@@	BP PLC	497,021
16,550		Burlington Resources, Inc.	828,659
42,500		ChevronTexaco Corp.	2,478,175
1,390	@, L	Cimarex Energy Co.	54,210
17,500		ConocoPhillips	1,887,200
20,500		Devon Energy Corp.	978,875
103,150		Exxon Mobil Corp.	6,147,741
1,140		Frontier Oil Corp.	41,336
2,800		Helmerich & Payne, Inc.	111,132
2,536		Murphy Oil Corp.	250,379
2,400	@	Newfield Exploration Co.	178,224
2,320	L	Noble Energy, Inc.	157,806
1,400	@@	Norsk Hydro ASA	115,984
14,300		Occidental Petroleum Corp.	1,017,731
760		Patina Oil & Gas Corp.	30,400
820	@	Petroleum Development Corp.	30,906
1,195	@	Remington Oil & Gas Corp.	37,666
10,300	@@	Repsol YPF SA	273,562
58,600	@@	Shell Transport & Trading Co. PLC	527,190
415	@, L	Southwestern Energy Co.	23,555
980	@	Stone Energy Corp.	47,599
3,850	L	Sunoco, Inc.	398,552
1,700	@@	Total SA	399,006
12,700		Unocal Corp.	783,463
11,300		Valero Energy Corp.	827,951
680		Vintage Petroleum, Inc.	21,393
			19,483,897
		Oil and Gas Services: 0.1%
4,180	@, L	Weatherford Intl. Ltd.	242,189
			242,189
		Packaging and Containers: 0.1%
6,250		Ball Corp.	259,250
1,680		Sonoco Products Co.	48,468
			307,718
		Pharmaceuticals: 2.8%
560	@	Accredo Health, Inc.	24,870
2,300		Alpharma, Inc.	28,336
6,950	L	Amerisourcebergen Corp.	398,166
3,580	@	Barr Laboratories, Inc.	174,811
20,350		Cardinal Health, Inc.	1,135,530
24,450	@	Caremark Rx, Inc.	972,621
1,780		Medicis Pharmaceutical Corp.	53,364
29,650		Merck & Co., Inc.	959,771
1,700	@@	Merck KGaA	122,699
850		Natures Sunshine Products, Inc.	14,595
92,950		Pfizer, Inc.	2,441,796
3,490	@@	Roche Holding AG	375,528
4,604	@@	Sanofi-Aventis	389,878
1,540	@	Sepracor, Inc.	88,411
5,200	@@	Takeda Pharmaceutical Co. Ltd.	247,856
3,600	@@, L	Teva Pharmaceutical Industries Ltd. ADR	111,600
3,400	@@	UCB SA	165,094
			7,704,926
		Pipelines: 0.1%
1,473	L	Equitable Resources, Inc.	84,609
6,246		National Fuel Gas Co.	178,573
1,940	L	Questar Corp.	114,945
			378,127

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Real Estate: 0.0%
18,000	@@	Cheung Kong Holdings Ltd.	$159,406
			159,406
		Real Estate Investment Trusts: 1.7%
16,625		Acadia Realty Trust	267,329
500	@	Alexander’s, Inc.	120,750
2,600		Alexandria Real Estate Equities, Inc.	167,387
3,051	L	Archstone-Smith Trust	104,070
2,150		Avalonbay Communities, Inc.	143,814
3,025		Boston Properties, Inc.	182,195
2,325		CBL & Associates Properties, Inc.	166,261
3,400		CenterPoint Properties Trust	139,400
7,950		Corporate Office Properties Trust Sbi MD	210,515
3,150		Developers Diversified Realty Corp.	125,213
4,300		Equity Office Properties Trust	129,559
4,575		Equity Residential	147,361
1,385		Essex Property Trust, Inc.	95,704
5,225	@, L	FelCor Lodging Trust, Inc.	64,947
3,875	L	General Growth Properties, Inc.	132,138
2,552		Gramercy Capital Corp.	49,764
13,100		Host Marriott Corp.	216,935
8,116		Innkeepers USA Trust	104,778
2,075		iStar Financial, Inc.	85,449
2,825		Kimco Realty Corp.	152,268
5,150		LaSalle Hotel Properties	149,608
6,475	@	Meristar Hospitality Corp.	45,325
4,400		National Health Investors, Inc.	114,312
6,950	L	Nationwide Health Properties, Inc.	140,460
1,415		New Century Financial Corp.	66,250
4,575		Newcastle Investment Corp.	135,420
4,650	L	ProLogis	172,514
1,750		PS Business Parks, Inc.	70,525
3,425	L	Public Storage, Inc.	195,019
2,175		Rayonier, Inc.	107,728
4,950		Reckson Associates Realty Corp.	151,965
3,100	L	Regency Centers Corp.	147,653
2,675		Simon Property Group, Inc.	162,052
2,925		SL Green Realty Corp.	164,444
4,825		United Dominion Realty Trust, Inc.	100,698
			4,729,810
		Retail: 5.1%
3,110		Abercrombie & Fitch Co.	178,016
3,020	@	Aeropostale, Inc.	98,905
5,260		American Eagle Outfitters, Inc.	155,433
3,370	@, L	Barnes & Noble, Inc.	116,231
16,500		Best Buy Co., Inc.	891,165
2,500	@	BJ’s Wholesale Club, Inc.	77,650
3,907		Borders Group, Inc.	104,004
3,800	@	Brinker Intl., Inc.	137,636
1,100		Cato Corp.	35,475
2,480	@, L	Chico’s FAS, Inc.	70,085
4,915		Claire’s Stores, Inc.	113,242
9,250		Darden Restaurants, Inc.	283,790
4,800		Dillard’s, Inc.	129,120
10,600	@@	Enterprise Inns PLC	154,443
1,930	@	GameStop Corp.	43,039
42,950		Gap, Inc.	938,028
27,150		Home Depot, Inc.	1,038,216
16,450		J.C. Penney Co., Inc. Holding Co.	854,084
1,285	@, L	Jack in The Box, Inc.	47,674
1,150	@	Jo-Ann Stores, Inc.	32,304
3,700	@@	Lawson, Inc.	136,034
9,200		Lowe’s Cos., Inc.	525,228

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

10,300	@@	Marui Co. Ltd.	$138,363
46,800		McDonald’s Corp.	1,457,352
1,220	@, L	Men’s Wearhouse, Inc.	51,496
4,930		Michaels Stores, Inc.	178,959
2,420	@, L	O’Reilly Automotive, Inc.	119,863
18,450	@	Office Depot, Inc.	409,221
340	@, L	Panera Bread Co.	19,220
4,370	@, L	Payless Shoesource, Inc.	69,002
265	@, L	PF Chang’s China Bistro, Inc.	15,847
630	@	Sonic Corp.	21,042
25,250		Staples, Inc.	793,608
5,400	@	Starbucks Corp.	278,964
1,665	@, L	Stein Mart, Inc.	37,463
12,000		Target Corp.	600,240
1,480	@	Too, Inc.	36,512
45,500		Wal-Mart Stores, Inc.	2,280,004
35,500		Walgreen Co.	1,576,909
540	@, L	Zale Corp.	16,049
			14,259,916
		Savings and Loans: 0.0%
1,347	L	BankUnited Financial Corp.	36,180
820		Downey Financial Corp.	50,455
			86,635
		Semiconductors: 1.1%
1,300	@	DSP Group, Inc.	33,488
83,650		Intel Corp.	1,943,189
5,560	@, L	Lam Research Corp.	160,462
2,975		Microchip Technology, Inc.	77,380
5,150	@, L	Qlogic Corp.	208,575
8,800	@@	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	74,624
20,950		Texas Instruments, Inc.	534,015
			3,031,733
		Software: 2.7%
12,900		Adobe Systems, Inc.	866,493
2,310	@	Advent Software, Inc.	41,996
1,240	@	Altiris, Inc.	29,574
1,235	@	Ansys, Inc.	42,249
15,400		Autodesk, Inc.	458,304
360	@	Avid Technology, Inc.	19,483
385	@, L	Cerner Corp.	20,216
20,050	@	Compuware Corp.	144,360
1,155	@	Digi Intl., Inc.	15,847
1,040	@	Dun & Bradstreet Corp.	63,908
1,870	@	eFunds Corp.	41,738
2,192		Fair Isaac Corp.	75,492
1,250	@, L	Hyperion Solutions Corp.	55,138
1,230		Inter-Tel, Inc.	30,135
134,750		Microsoft Corp.	3,256,907
143,750	@	Oracle Corp.	1,794,000
12,500	@	Parametric Technology Corp.	69,875
1,450	@	Phoenix Technologies Ltd.	13,804
1,545	@	Progress Software Corp.	40,510
1,200	@@	SAP AG	192,949
1,858		SEI Investments Co.	67,185
5,330	@, L	Sybase, Inc.	98,392
440	@	THQ, Inc.	12,382
2,830	@	Transaction Systems Architects, Inc.	65,515
5,460	@, L	Wind River Systems, Inc.	82,337
			7,598,789

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 3.2%
27,600	L	Alltel Corp.	$1,513,860
400	@, L	Anixter Intl., Inc.	14,460
340	@	Boston Communications Group	2,421
86,900	@	Cisco Systems, Inc.	1,554,641
370	@	Commonwealth Telephone Enterprises, Inc.	17,442
3,520	@, L	Commscope, Inc.	52,659
17,500	@@	Deutsche Telekom AG	350,262
7,700	@@	France Telecom SA	230,801
2,020	L	Harris Corp.	65,953
10,760	@@	Hellenic Telecommunications Organization SA	190,210
29,100		Motorola, Inc.	435,627
38	@@	Nippon Telegraph & Telephone Corp.	166,273
44,000	@@	Oki Electric Industry Co. Ltd.	185,324
22,150		QUALCOMM, Inc.	811,798
8,100		Scientific-Atlanta, Inc.	228,582
5,700	@@	TDC A/S	240,349
68,900	@@	Telecom Italia S.p.A.	260,990
8,400	@@	Telekom Austria AG	164,944
3,900	@@	Telekomunikasi Indonesia Tbk PT ADR	73,086
1,170	L	Telephone & Data Systems, Inc.	95,472
61,850		Verizon Communications, Inc.	2,195,674
			8,850,828
		Textiles: 0.0%
930	@, L	Mohawk Industries, Inc.	78,399
			78,399
		Toys/Games/Hobbies: 0.1%
665	@	Department 56, Inc.	11,611
10,200		Hasbro, Inc.	208,590
1,505	@, L	Jakks Pacific, Inc.	32,312
			252,513
		Transportation: 1.4%
1,150		C.H. Robinson Worldwide, Inc.	59,260
2,665		CNF, Inc.	124,695
14,500		CSX Corp.	603,925
10,300	@@	Deutsche Post AG	251,394
28	@, @@	East Japan Railway Co.	150,651
1,655	@	EGL, Inc.	37,734
1,440	L	Expeditors Intl. Washington, Inc.	77,112
12,850		FedEx Corp.	1,207,257
2,310		Heartland Express, Inc.	44,237
630		Knight Transportation, Inc.	15,542
670	@, L	Landstar System, Inc.	21,943
19,000	@@	Mitsui O.S.K. Lines Ltd.	122,020
1,125	@	Offshore Logistics, Inc.	37,485
1,790		Overseas Shipholding Group, Inc.	112,609
15,000		United Parcel Service, Inc.	1,091,100
320		USF Corp.	15,443
			3,972,407
		Trucking and Leasing: 0.0%
2,920	L	Gatx Corp.	96,915
			96,915
		Water: 0.1%
9,900	@@	Severn Trent PLC	171,216
			171,216
		Total Common Stock
		(Cost $169,532,399)	193,356,514

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

PREFERRED STOCK: 0.2%
		Banks: 0.1%
31	@, #, XX	DG Funding Trust	$335,188
			335,188
		Diversified Financial Services: 0.1%
4,400	@	National Rural Utilities Cooperative Finance Corp.	102,212
			102,212
		Total Preferred Stock
		(Cost $447,144)	437,400

Principal Amount			Value

CORPORATE BONDS/NOTES: 4.7%
		Banks: 1.4%
$100,000	@@, L	Australia & New Zealand Banking Group Ltd., 2.405%, due 10/29/49	$88,756
123,000	@@, #	Banco Santander Chile/Pre-merger with Banco Santiago SA, 3.310%, due 12/09/09	123,446
92,000	@@	Banco Santander Santiago Chile SA, 7.375%, due 07/18/12	103,015
140,000	@@	Bank of Ireland, 3.260%, due 12/29/49	123,545
60,000	@@	Bank of Nova Scotia, 3.255%, due 08/31/85	50,944
181,000		BankAmerica Capital II, 8.000%, due 12/15/26	197,145
98,000	@@, #, +	Danske Bank A/S, 5.914%, due 12/29/49	102,638
140,000	@@	Den Norske Bank ASA, 3.250%, due 08/29/49	118,650
124,000	@@, #	HBOS Capital Funding LP, 6.071%, due 06/30/49	130,059
370,000	@@	HSBC Bank PLC, 2.839%, due 06/29/49	326,318
190,000	@@	Lloyds TSB Bank PLC, 2.960%, due 06/29/49	167,042
190,000	@@	Lloyds TSB Bank PLC, 3.230%, due 08/29/49	165,812
189,000	#	M&T Bank Corp., 3.850%, due 04/01/13	184,357
131,000		Mellon Capital I, 7.720%, due 12/01/26	140,791
140,000	@@	National Australia Bank Ltd., 2.361%, due 10/29/49	124,304
170,000	@@	National Westminster Bank PLC, 3.063%, due 11/29/49	146,061
70,000	@@	National Westminster Bank PLC, 3.313%, due 08/29/49	62,696
68,000		NB Capital Trust, 7.830%, due 12/15/26	71,799
64,000		NB Capital Trust IV, 8.250%, due 04/15/27	71,054
157,000		PNC Funding Corp., 4.500%, due 03/10/10	155,525
163,000	@@, #	Rabobank Capital Funding II, 5.260%, due 12/29/49	164,011
50,000	@@	Royal Bank of Scotland Group PLC, 2.938%, due 12/29/49	44,715
70,000	@@	Societe Generale, 2.719%, due 11/29/49	61,244
240,000	@@	Standard Chartered PLC, 2.813%, due 11/29/49	199,215
250,000	@@	Standard Chartered PLC, 2.838%, due 12/29/49	207,501
30,000	@@, C	Standard Chartered PLC, 3.438%, due 07/29/49	24,958
135,000		U.S. Bankcorp, 8.090%, due 11/15/26	145,090
100,000	@@	Westpac Banking Corp., 3.530%, due 09/30/49	86,143
162,000	#	Westpac Capital Trust IV, 5.256%, due 12/29/49	158,967
			3,745,801
		Beverages: 0.2%
149,000	@@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	171,350
64,000	@@	Coca-Cola HBC Finance BV, 5.125%, due 09/17/13	64,391
221,000	#	Miller Brewing Co., 4.250%, due 08/15/08	218,994
			454,735
		Chemicals: 0.0%
48,000	@@, #	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	50,059
			50,059
		Diversified Financial Services: 1.0%
57,229	@@, #	Arcel Finance Ltd., 5.984%, due 02/01/09	58,768
172,000	@@, #	Arcel Finance Ltd., 7.048%, due 09/01/11	175,600

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal Amount			Value

167,000	#	Bosphorus Financial Services Ltd., 4.830%, due 02/15/12	$167,224
248,000	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	249,860
132,000		Citigroup Capital II, 7.750%, due 12/01/36	140,455
258,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	280,713
60,000	@@	Financiere CSFB NV, 2.688%, due 03/29/49	50,974
86,000	L	Ford Motor Credit Co., 5.700%, due 01/15/10	81,091
155,000		Goldman Sachs Group, Inc., 3.120%, due 03/02/10	155,179
126,000		JPM Capital Trust I, 7.540%, due 01/15/27	135,879
146,000		JPM Capital Trust II, 7.950%, due 02/01/27	157,244
197,000	#, +	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	196,018
241,513	@@, #	PF Export Receivables Master Trust, 6.436%, due 06/01/15	243,203
279,000	#, XX	Preferred Term Securities XII, 3.553%, due 03/23/35	279,363
1,000,000	#, XX	Toll Road Investors Partnership II LP, 18.590%, due 02/15/45	117,344
100,000	#	Twin Reefs Pass-Through Trust, 3.770%, due 12/10/49	100,581
87,000	@@	UFJ Finance Aruba AEC, 8.750%, due 11/29/49	94,802
			2,684,298
		Electric: 0.4%
217,000		Consumers Energy Co., 4.250%, due 04/15/08	214,837
100,000		Consumers Energy Co., 5.150%, due 02/15/17	96,542
159,000		Enterprise Capital Trust II, 4.313%, due 06/30/28	158,301
217,000		Pacific Gas & Electric Co., 6.050%, due 03/01/34	223,588
22,350	#	Power Contract Financing LLC, 5.200%, due 02/01/06	22,533
149,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	152,832
37,011		PPL Montana LLC, 8.903%, due 07/02/20	42,586
72,132	#	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	74,235
			985,454
		Food: 0.2%
186,000		Safeway, Inc., 4.800%, due 07/16/07	186,173
260,000		Tyson Foods, Inc., 7.250%, due 10/01/06	271,381
			457,554
		Insurance: 0.2%
104,000		GE Global Insurance Holding Corp., 7.000%, due 02/15/26	112,232
129,000		Prudential Financial, Inc., 4.104%, due 11/15/06	129,474
289,000	#	Zurich Capital Trust I, 8.376%, due 06/01/37	316,115
			557,821
		Media: 0.1%
91,000		Clear Channel Communications, Inc., 3.125%, due 02/01/07	88,324
126,000		COX Communications, Inc., 6.850%, due 01/15/18	130,047
			218,371
		Oil and Gas: 0.4%
151,000	@@, #	Empresa Nacional de Petroleo, 4.875%, due 03/15/14	142,501
132,000		Husky Energy, Inc., 6.150%, due 06/15/19	137,832
101,000	@@	Nexen, Inc., 5.200%, due 03/10/15	99,299
56,000	@@	Nexen, Inc., 5.875%, due 03/10/35	53,747
253,000	#	Pemex Project Funding Master Trust, 4.310%, due 06/15/10	258,693
102,000	#, L	Pemex Project Funding Master Trust, 9.250%, due 03/30/18	122,910
113,000	@@, #	Tengizchevroil Finance Co. SARL, 6.124%, due 11/15/14	112,435
100,000		Valero Energy Corp., 6.125%, due 04/15/07	103,409
			1,030,826
		Packaging and Containers: 0.0%
154,000	#	Sealed Air Corp., 5.375%, due 04/15/08	156,700
			156,700
		Pipelines: 0.1%
172,000		Duke Capital LLC, 4.331%, due 11/16/06	172,183
108,000		Kinder Morgan Energy Partners LP, 5.800%, due 03/15/35	102,639

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal Amount			Value

110,000		KN Capital Trust III, 7.630%, due 04/15/28	$127,046
			401,868
		Real Estate: 0.2%
154,000		EOP Operating LP, 7.750%, due 11/15/07	165,816
157,000		Liberty Property LP, 5.125%, due 03/02/15	152,085
57,000		Liberty Property LP, 6.375%, due 08/15/12	60,636
12,000		Liberty Property LP, 6.950%, due 12/01/06	12,545
153,000		Liberty Property LP, 7.750%, due 04/15/09	168,382
			559,464
		Real Estate Investment Trusts: 0.1%
145,000		Simon Property Group LP, 4.875%, due 03/18/10	143,690
280,000		Simon Property Group LP, 6.375%, due 11/15/07	291,888
			435,578
		Retail: 0.1%
192,000		May Department Stores Co., 3.950%, due 07/15/07	189,474
			189,474
		Savings and Loans: 0.0%
125,000		Great Western Financial, 8.206%, due 02/01/27	136,654
			136,654
		Telecommunications: 0.3%
177,000	L	BellSouth Corp., 4.200%, due 09/15/09	173,129
92,000	+	Sprint Capital Corp., 4.780%, due 08/17/06	92,596
130,000		Sprint Capital Corp., 8.375%, due 03/15/12	152,136
110,000	@@, #	Telefonos de Mexico SA de CV, 4.750%, due 01/27/10	107,457
127,000		Verizon Global Funding Corp, 7.250%, due 12/01/10	141,106
115,000		Verizon Virginia, Inc., 4.625%, due 03/15/13	110,081
			776,505
		Transportation: 0.0%
100,000	@@, #	MISC Capital Ltd., 5.000%, due 07/01/09	100,311
7,000	@@, #	MISC Capital Ltd., 6.125%, due 07/01/14	7,382
			107,693
		Total Corporate Bonds/Notes
		(Cost $12,953,769)	12,948,855
U.S. GOVERNMENT AGENCY OBLIGATIONS: 9.8%
		Federal Home Loan Bank: 0.3%
725,000	L	3.250%, due 12/17/07	709,171
			709,171
		Federal Home Loan Mortgage Corporation: 1.4%
1,411,000		2.700%, due 03/16/07	1,378,172
961,000		4.500%, due 10/15/12	961,372
412,328		4.500%, due 04/01/14	406,674
240,000		5.875%, due 03/21/11	252,716
462,848		6.000%, due 01/15/29	477,742
199,489		6.000%, due 02/01/29	204,921
240,061		7.000%, due 11/01/31	253,064
			3,934,661
		Federal Home Loan Mortgage Corporation Collateral: 0.8%
91,000	W	5.500%, due 04/15/19	92,848
625,000	W	5.500%, due 04/01/33	626,758
1,511,000	W	6.500%, due 04/15/34	1,568,134
			2,287,740

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal Amount			Value

		Federal National Mortgage Association: 7.1%
349,000		3.000%, due 08/15/07	$340,648
615,000	L	3.500%, due 01/28/08	603,824
1,043,000		3.875%, due 02/01/08	1,030,340
23,000	W	4.500%, due 05/15/35	21,785
705,000	L	4.625%, due 10/15/13	696,587
1,427,000	W	5.000%, due 04/01/18	1,426,108
4,642,000	W	5.000%, due 05/01/33	4,525,951
690,000	L	5.250%, due 08/01/12	700,353
347,348		5.500%, due 02/01/18	354,335
380,000	W	5.500%, due 04/15/19	387,244
2,036,000	W	5.500%, due 04/01/33	2,039,180
5,510		6.000%, due 03/01/17	5,695
28,000		6.000%, due 04/01/18	28,919
158,954		6.000%, due 10/01/18	164,305
509,120		6.000%, due 12/01/18	526,217
280,645		6.000%, due 04/25/31	290,599
3,470,000		6.000%, due 04/01/34	3,546,992
160,166		6.500%, due 02/01/28	166,907
1,567,000		6.500%, due 04/01/31	1,626,251
354,251		6.500%, due 09/01/32	368,423
315,000	L	6.625%, due 11/15/10	346,795
164,402		7.000%, due 02/01/31	173,542
153,187		7.000%, due 06/01/31	161,703
14,000		7.000%, due 04/15/34	14,753
105,325		7.500%, due 09/01/31	112,710
			19,660,166
		Government National Mortgage Association: 0.2%
56,037		6.500%, due 01/15/29	58,643
145,939		6.500%, due 01/15/32	152,657
9,224		7.000%, due 12/15/27	9,775
29,229		7.000%, due 01/15/28	30,960
112,583		7.000%, due 02/15/28	19,247
122,153		7.500%, due 12/15/23	131,952
			503,234
		Total U.S. Government Agency Obligations
		(Cost $27,289,838)	27,094,972
U.S. TREASURY OBLIGATIONS: 7.2%
		U.S. Treasury Notes: 6.1%
2,512,000	L	3.375%, due 02/28/07	2,494,436
491,000	L	3.375%, due 02/15/08	483,789
5,183,000	L	4.000%, due 03/15/10	5,144,133
6,664,000	L	4.000%, due 02/15/15	6,404,730
1,370,000	L	5.500%, due 08/15/28	1,488,698
754,000		6.000%, due 02/15/26	862,771
			16,878,557
		U.S. Treasury Bonds: 1.0%
900,000	L	5.375%, due 02/15/31	981,176
130,000	L	6.250%, due 08/15/23	151,404
539,000	L	10.375%, due 11/15/12	624,609
739,000	L	13.250%, due 05/15/14	992,512
			2,749,701
		U.S. Treasury STRIP: 0.1%
795,000		4.840%, due 05/15/16	470,104
			470,104

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal Amount			Value

		Total U.S. Treasury Obligations
		(Cost $20,170,362)	$20,098,362
ASSET-BACKED SECURITIES: 0.9%
		Automobile Asset-Backed Securities: 0.3%
44,000		Honda Auto Receivables Owner Trust, 2.790%, due 03/16/09	43,024
100,000		Honda Auto Receivables Owner Trust, 3.820%, due 05/21/10	98,355
185,000		Household Automotive Trust, 2.310%, due 04/17/08	183,531
180,000		Nissan Auto Receivables Owner Trust, 2.050%, due 03/16/09	174,276
270,000		USAA Auto Owner Trust, 2.040%, due 02/16/10	264,247
			763,433
		Credit Card Asset-Backed Securities: 0.4%
95,000		Bank One Issuance Trust, 4.540%, due 09/15/10	94,863
95,000		Capital One Master Trust, 4.900%, due 03/15/10	96,481
640,000		Chemical Master Credit Card Trust 1, 7.090%, due 02/15/09	663,844
325,000		Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	331,679
21,000		Citibank Credit Card Master Trust I, 5.875%, due 03/10/11	22,052
64,000		MBNA Master Credit Card Trust USA, 5.900%, due 08/15/11	67,373
			1,276,292
		Home Equity Asset-Backed Securities: 0.1%
29,000	XX	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	28,800
110,000		Wells Fargo Home Equity Trust, 3.970%, due 09/25/24	108,374
			137,174
		Other Asset-Backed Securities: 0.1%
41,000		Chase Funding Mortgage Loan Asset-Backed Certificates, 2.734%, due 09/25/24	40,607
24,000		Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	23,811
73,000		Popular ABS Mortgage Pass-Through Trust, 3.735%, due 12/25/34	72,130
73,000		Popular ABS Mortgage Pass-Through Trust, 4.000%, due 12/25/34	71,956
			208,504
		Total Asset-Backed Securities
		(Cost $2,415,022)	2,385,403
COLLATERALIZED MORTGAGE OBLIGATIONS: 2.7%
		Commercial Mortgage-Backed Securities: 1.3%
7,000		Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	6,806
9,000		Capco America Securitization Corp., 6.460%, due 10/15/30	9,575
200,000		COMM, 3.600%, due 03/10/39	193,479
795,000		CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	780,946
68,000		CS First Boston Mortgage Securities Corp., 7.555%, due 04/14/62	76,589
380,000		DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	400,491
220,000		DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	233,455
905,000		DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	993,374
223,530		Ge Capital Commercial Mortgage Corp, 3.752%, due 07/10/39	220,053
14,000		GE Capital Commercial Mortgage Corp., 3.915%, due 11/10/38	13,571
10,000		GE Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	9,991
199,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	195,243
6,000		LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	5,996
244,000		LB-UBS Commercial Mortgage Trust, 6.226%, due 03/15/26	258,275
232,000	L	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	258,676
			3,656,520
		Whole Loan Collateralized Mortgage Obligations: 1.4%
255,363		Bank of America Mortgage Securities, 5.000%, due 12/25/18	253,448
161,328		Bank of America Mortgage Securities, 5.250%, due 11/25/19	161,980

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal Amount			Value

241,946		Countrywide Alternative Loan Trust, 5.000%, due 10/25/18	$240,131
509,601		Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	517,099
258,030		Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due 11/25/18	256,501
571,000		CS First Boston Mortgage Securities Corp., 4.116%, due 10/25/33	565,431
119,208	#	GSMPS Mortgage Loan Trust, 3.200%, due 01/25/35	119,669
400,880		MASTR Alternative Loans Trust, 5.500%, due 01/25/20	406,982
1,067,359		MASTR Asset Securitization Trust, 5.500%, due 06/25/33	1,062,357
261,054		Thornburg Mortgage Securities Trust, 3.220%, due 09/25/34	261,909
			3,845,507
		Whole Loan Collateralized Support CMO: 0.0%
120,759		Bank of America Mortgage Securities, 5.500%, due 11/25/33	120,521
			120,521
		Total Collateralized Mortgage Obligations
		(Cost $7,733,426)	7,622,548
MUNICIPAL BONDS: 0.1%
		Municipal: 0.1%
70,000		City of New York, 5.000%, due 11/01/08	73,929
70,000		City of New York, 5.000%, due 11/01/11	75,391
70,000		City of New York, 5.000%, due 11/01/15	75,002
68,000		Sales Tax Asset Receivables Corp., 4.060%, due 10/15/10	65,606
60,000		Sales Tax Asset Receivables Corp., 4.660%, due 10/15/14	58,379
		Total Municipal Bonds
		(Cost $357,191)	348,307
		Total Long-Term Investments
		(Cost $240,899,151)	264,292,361
SHORT-TERM INVESTMENTS: 23.8%
		Commercial Paper: 5.8%
2,600,000		American Express Bank, 2.780%, due 03/16/06	2,600,047
2,700,000		American Honda Finance Corp., 2.640%, due 05/04/05	2,693,288
1,300,000		Cafco LLC, 2.670%, due 04/08/05	1,299,229
2,300,000		Concord Minutemen, 2.820%, due 04/04/05	2,299,279
1,800,000		Concord Minutemen, 2.750%, due 04/10/06	1,799,998
2,800,000	S	St. Germain Holding Ltd., 2.700%, due 04/08/05	2,798,320
2,600,000	S	St. Germain Holding Ltd., 2.780%, due 04/07/05	2,598,595
			16,088,756
		Total Commercial Paper
		(Cost $16,089,378)	16,088,756
		Repurchase Agreement: 6.1%
16,852,000	S	Morgan Stanley Repurchase Agreement dated 03/31/05, 2.850%, due 04/01/05, $16,853,334 to be received upon repurchase (Collateralized by $17,990,000 Federal National Mortgage Association, 3.375%, Market Value plus accrued interest $17,533,549, due 12/15/08)	$16,852,000
		Total Repurchase Agreement
		(Cost $16,852,000)	16,852,000
		Securities Lending CollateralCC: 11.9%
33,097,138		The Bank of New York Institutional
		Cash Reserves Fund	33,097,138

		Total Securities Lending Collateral
		(Cost $33,097,138)	33,097,138

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal Amount				Value

Total Short-Term Investments
		(Cost $66,038,516)		$66,037,894

Total Investments In Securities
		(Cost $306,937,667)*	119.1%	$330,330,255
		Other Assets and Liabilities—Net	(19.1)	(53,016,035)

		Net Assets	100.0%	$277,314,220

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	+	Step-up basis bonds. Interest rates shown reflect current and future coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security.
	S	Segregated securities for futures, when-issued or delayed delivery securities held at March 31, 2005.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2005.
by the Funds’ Board of Directors/Trustees.
	XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.

	*	Cost for federal income tax purposes is $309,788,648.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$23,812,510
Gross Unrealized Depreciation	(3,270,903)
Net Unrealized Appreciation	$20,541,607

Information concerning open futures contracts at March 31, 2005 is shown below:

	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)
Short Contracts
U.S. 5 Year Note	6	$642,563	06/30/2005	$2,642

Long Contracts
U.S. Long Bond	6	$668,250	06/30/2005	$(11,420)

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 87.7%
		Aerospace/Defense: 1.3%
69,900	@@	BAE Systems PLC	$342,816
12,100		Boeing Co.	707,366
1,245	@	DRS Technologies, Inc.	52,913
370		Engineered Support Systems, Inc.	19,802
21,950		Lockheed Martin Corp.	1,340,266
1,172	@	Moog, Inc.	52,974
1,565	@	Teledyne Technologies, Inc.	48,985
8,050		United Technologies Corp.	818,363
			3,383,485
		Agriculture: 1.2%
29,550		Altria Group, Inc.	1,932,275
3,089	L	Dimon, Inc.	19,306
16,950		Monsanto Co.	1,093,275
21,000	@@	Swedish Match AB	258,051
			3,302,907
		Airlines: 0.1%
2,360	@, L	Alaska Air Group, Inc.	69,478
41,600	@, @@	British Airways PLC	207,887
2,330	@, L	Mesa Air Group, Inc.	16,310
			293,675
		Apparel: 1.0%
14,250	@	Coach, Inc.	806,978
433		Haggar Corp.	8,742
1,540		K-Swiss, Inc.	50,866
13,550		Nike, Inc.	1,128,850
780	L	Oshkosh B’Gosh, Inc.	23,790
2,250	@	Quiksilver, Inc.	65,318
106		Russell Corp.	1,916
2,510		Stride Rite Corp.	33,383
1,870	@	Timberland Co.	132,639
8,400		VF Corp.	496,776
2,520		Wolverine World Wide, Inc.	54,004
			2,803,262
		Auto Manufacturers: 0.8%
106,900		Ford Motor Co.	1,211,178
87,000	@, @@	Isuzu Motors Ltd.	230,281
31,500	@@	Nissan Motor Co. Ltd.	322,691
500		Oshkosh Truck Corp.	40,995
3,900	@@	Peugeot SA	248,276
			2,053,421
		Auto Parts and Equipment: 0.2%
3,100		BorgWarner, Inc.	150,908
13,800	@	Goodyear Tire & Rubber Co.	184,230
2,740	L	Modine Manufacturing Co.	80,364
			415,502
		Banks: 6.5%
6,090	@@	Alpha Bank AE	206,098
5,992		Associated Banc-Corp.	187,130

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

2,100	@@, L	Banco Itau Holding Financeira SA ADR	$170,415
34,400	@@	Banco Santander Central Hispano SA	419,682
104,400		Bank of America Corp.	4,604,039
19,500	@@	Bank of Ireland	308,151
6,900	@@	BNP Paribas	490,626
7,660		Colonial Bancgroup, Inc.	157,183
12,250		Comerica, Inc.	674,730
2,540		Commerce Bancorp, Inc.	82,474
12,000	@@	Credit Agricole SA	327,271
24,000	@@	DBS Group Holdings Ltd.	216,605
24,200	@@	Depfa Bank PLC	383,073
680		East-West Bancorp, Inc.	25,106
1,510	@@	First Bancorp Puerto Rico	63,798
1,300		First Republic Bank	42,081
2,800		Fremont General Corp.	61,572
1,100		Hibernia Corp.	35,211
53,800	@@	HSBC Holdings PLC	851,091
620		Hudson United BanCorp	21,855
8,300	@@, L	ICICI Bank Ltd. ADR	171,976
30,050		KeyCorp	975,123
54	@@	Mitsubishi Tokyo Financial Group, Inc.	466,345
36,000	@@	Nordea AB	365,199
21,725	@@	Royal Bank of Scotland Group PLC	691,122
2,600	@	Silicon Valley Bancshares	114,556
930		South Financial Group, Inc.	28,402
8,700	@@	St. George Bank Ltd.	164,832
2,780		Sterling Bancshares, Inc.	39,476
53,000	@@	Sumitomo Trust & Banking Co. Ltd.	345,327
29,150		U.S. Bancorp	840,103
7,360	@@	UBS AG	623,966
595		UCBH Holdings, Inc.	23,741
61,700	@@	UniCredito Italiano S.p.A.	363,597
1,804	L	United Bankshares, Inc.	59,785
24,900		Wachovia Corp.	1,267,658
26,650		Wells Fargo & Co.	1,593,669
540		Whitney Holding Corp.	24,035
			17,487,103
		Beverages: 1.5%
7,090		Brown-Forman Corp.	388,178
35,000		Coca-Cola Co.	1,458,450
10,940	@@	Coca-Cola Hellenic Bottling Co. SA	275,638
28,600	@@	Diageo PLC	403,497
4,300		PepsiAmericas, Inc.	97,438
26,400		PepsiCo, Inc.	1,399,992
			4,023,193
		Biotechnology: 0.4%
19,650	@	Amgen, Inc.	1,143,827
2,140	@	Arqule, Inc.	10,079
			1,153,906
		Building Materials: 0.4%
14,200		American Standard Cos., Inc.	660,017
510	L	Florida Rock Industries, Inc.	29,998
2,800	@@	Lafarge SA	272,082
3,000		Martin Marietta Materials, Inc.	167,760
610		Simpson Manufacturing Co., Inc.	18,849
995		Texas Industries, Inc.	53,481
			1,202,187
		Chemicals: 2.0%
37,450		Dow Chemical Co.	1,866,882
3,400	@@	DSM NV	240,124

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

14,650		E.I. du Pont EI de Nemours & Co.	$750,666
465		Georgia Gulf Corp.	21,381
13,180		Lyondell Chemical Co.	367,986
1,447		MacDermid, Inc.	47,028
116,000	@@	Mitsubishi Chemical Corp.	369,947
1,500	@	OM Group, Inc.	45,630
12,300		PPG Industries, Inc.	879,695
7,400	@@, #	Reliance Industries Ltd. GDR	188,700
15,100		Rohm & Haas Co.	724,800
			5,502,839
		Coal: 0.1%
1,040		Massey Energy Co.	41,642
3,390		Peabody Energy Corp.	157,160
			198,802
		Commercial Services: 1.4%
5,900		Adesa, Inc.	137,824
3,660	@	Alliance Data Systems Corp.	147,864
5,000	@	Career Education Corp.	171,300
800	@	Consolidated Graphics, Inc.	42,080
13,000	@@	Dai Nippon Printing Co., Ltd.	211,976
10,600	L	Equifax, Inc.	325,314
12,500		H&R Block, Inc.	632,250
1,155	@	Heidrick & Struggles Intl., Inc.	42,469
2,700	@	ITT Educational Services, Inc.	130,950
3,120	@, L	Korn/Ferry Intl.	59,374
2,445	@, L	Labor Ready, Inc.	45,599
1,605	L	Manpower, Inc.	69,850
22,550		McKesson Corp.	851,262
13,000		Paychex, Inc.	426,660
1,745	@	Pharmaceutical Product Development, Inc.	84,545
975	L	Pre-Paid Legal Services, Inc.	32,994
83,200	@@	Rentokil Initial PLC	254,604
600	@, L	Vertrue, Inc.	21,264
			3,688,179
		Computers: 4.7%
1,870	L	Agilysys, Inc.	36,764
37,400	@	Apple Computer, Inc.	1,558,458
1,215	@	CACI Intl., Inc.	67,104
4,360	@	Cadence Design Systems, Inc.	65,182
780	@	Catapult Communications Corp.	16,653
2,335	@, L	Cognizant Technology Solutions Corp.	107,877
76,750	@	Dell, Inc.	2,948,736
1,240	L	Diebold, Inc.	68,014
1,365	@, L	DST Systems, Inc.	63,036
617		FactSet Research Systems, Inc.	20,367
43,000	@@	Fujitsu Ltd.	257,949
42,550		Hewlett-Packard Co.	933,547
44,200		International Business Machines Corp.	4,038,997
5,680		Jack Henry Associates, Inc.	102,183
395	@	Kronos, Inc.	20,188
1,695	@	Micros Systems, Inc.	62,223
1,315		MTS Systems Corp.	38,174
28,750	@	Network Appliance, Inc.	795,225
4,200		Reynolds & Reynolds Co.	113,652
2,630	@, L	SanDisk Corp.	73,114
5,335	@, L	Storage Technology Corp.	164,318
242,750	@	Sun Microsystems, Inc.	980,710
8,100	@	Synopsys, Inc.	146,610
1,420		Talx Corp.	25,787
			12,704,868

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Cosmetics/Personal Care: 1.4%
70,650		Procter & Gamble Co.	$3,744,450
			3,744,450
		Distribution/Wholesale: 0.2%
1,380	L	CDW Corp.	78,218
885		Hughes Supply, Inc.	26,329
2,040		SCP Pool Corp.	64,994
29,000	@@	Sumitomo Corp.	248,520
3,560	@	Tech Data Corp.	131,934
			549,995
		Diversified Financial Services: 4.5%
3,720	L	AG Edwards, Inc.	166,656
18,300		American Express Co.	940,071
8,450		Bear Stearns Cos., Inc.	844,155
82,050		Citigroup, Inc.	3,687,327
35,650		Countrywide Financial Corp.	1,157,199
9,200	@@	Credit Saison Co. Ltd.	330,601
25,150	@	E*TRADE Financial Corp.	301,800
15,200		Fannie Mae	827,640
1,762	L	Legg Mason, Inc.	137,683
14,400		Lehman Brothers Holdings, Inc.	1,355,904
13,550		Merrill Lynch & Co., Inc.	766,930
17,450		Morgan Stanley	999,013
2,100	@@	ORIX Corp.	268,239
20,150	@, L, W	Providian Financial Corp.	345,774
1		Raymond James Financial, Inc.	30
1,145		SWS Group, Inc.	18,354
			12,147,376
		Electric: 2.5%
49,600	@	AES Corp.	812,448
11,500	@@	Chubu Electric Power Co., Inc.	276,764
15,500	@	CMS Energy Corp.	202,120
5,400		Dominion Resources, Inc.	401,922
1,103		DPL, Inc.	27,575
47,350	L	Duke Energy Corp.	1,326,273
5,500	@@	E.ON AG	473,998
44,700	@@	Enel S.p.A.	428,930
9,600		Exelon Corp.	440,544
15,600	@@	Fortum OYJ	304,564
5,120	L	Pepco Holdings, Inc.	107,469
3,045	L, W	Scana Corp.	116,380
11,800		Southern Co.	375,594
14,700		TXU Corp.	1,170,561
3,120		Wisconsin Energy Corp.	110,760
3,800		WPS Resources Corp.	201,096
			6,776,998
		Electrical Components and Equipment: 0.4%
3,700	W	AMETEK, Inc.	148,925
2,248	@	Energizer Holdings, Inc.	134,430
560	@	Rayovac Corp.	23,296
600	@@	Samsung Electronics Co. Ltd. GDR	148,732
24,000	@@	Sumitomo Electric Industries Ltd.	255,401
92,000	@@	Toshiba Corp.	384,175
			1,094,959
		Electronics: 0.4%
819		Analogic Corp.	35,422
800		Bel Fuse, Inc.	24,240
500	@	Benchmark Electronics, Inc.	15,915

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

1,880		Brady Corp.	$60,818
1,500	@	Coherent, Inc.	50,640
965	@	Dionex Corp.	52,593
905	@, L	FLIR Systems, Inc.	27,422
18,100	@@	Koninklijke Philips Electronics NV	499,738
2,070	@	Paxar Corp.	44,174
3,920	@	Thomas & Betts Corp.	126,615
670	@, L	Trimble Navigation Ltd.	22,653
2,510	@	Varian, Inc.	95,104
259		Woodward Governor Co.	18,570
			1,073,904
		Engineering and Construction: 0.1%
880	@	Shaw Group, Inc.	19,184
65,000	@@	Taisei Corp.	243,713
			262,897
		Entertainment: 0.2%
1,235	@	Argosy Gaming Co.	56,711
2,560		International Speedway Corp.	138,880
18,700	@@	TABCorp. Holdings Ltd.	243,287
			438,878
		Environmental Control: 0.0%
2,470		Republic Services, Inc.	82,696
615	@, L	Waste Connections, Inc.	21,371
			104,067
		Food: 1.3%
42,600		Archer-Daniels-Midland Co.	1,047,108
2,830		Corn Products Intl., Inc.	73,552
3,738		Hormel Foods Corp.	116,289
39		J&J Snack Foods Corp.	1,826
24,400		Kellogg Co.	1,055,788
30,900	@, @@	Koninklijke Ahold NV	258,889
1,265	@	Ralcorp Holdings, Inc.	59,898
2,493		Ruddick Corp.	57,713
7,355		SUPERVALU, Inc.	245,289
39,700	@@	Unilever PLC	392,660
820		Whole Foods Market, Inc.	83,747
			3,392,759
		Forest Products and Paper: 0.1%
3,698		Glatfelter	54,546
50	@@	Nippon Paper Group, Inc.	231,019
1,075	L	Pope & Talbot, Inc.	18,899
2,951		Wausau-Mosinee Paper Corp.	41,727
			346,191
		Gas: 0.4%
840		Energen Corp.	55,944
18,900		Sempra Energy	752,976
2,230	@, L	Southern Union Co.	55,995
2,945		UGI Corp.	133,762
798		WGL Holdings, Inc.	24,706
			1,023,383
		Hand/Machine Tools: 0.2%
5,500		Black & Decker Corp.	434,445
1,533		Regal-Beloit Corp.	44,135
			478,580

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Healthcare-Products: 3.5%
17,350		Becton Dickinson & Co.	$1,013,587
585		Cooper Cos., Inc.	42,647
959		Datascope Corp.	29,326
3,470		Dentsply Intl., Inc.	188,803
4,200	@@	Fresenius Medical Care AG	341,677
17,400		Guidant Corp.	1,285,860
1,225	@, L	Haemonetics Corp.	51,646
2,956		Hillenbrand Industries, Inc.	163,969
440	@, L	Idexx Laboratories, Inc.	23,830
1,970	@	Immucor, Inc.	59,474
74,150		Johnson & Johnson	4,979,914
19,000		Medtronic, Inc.	968,050
2,220	@	Patterson Cos., Inc.	110,889
435	@, L	ResMed, Inc.	24,534
1,230	@, L	Respironics, Inc.	71,672
2,300	@	Varian Medical Systems, Inc.	78,844
638		Vital Signs, Inc.	25,450
			9,460,172
		Healthcare-Services: 2.5%
16,600		Aetna, Inc.	1,244,170
1,045	@, L	Amedisys, Inc.	31,611
1,935	@	AMERIGROUP Corp.	70,744
1,895	@, L	Centene Corp.	56,831
3,280	@	Covance, Inc.	156,161
3,860	@	Coventry Health Care, Inc.	263,020
11,900	@	Humana, Inc.	380,086
4,490	@, L	Lincare Holdings, Inc.	198,593
3,660	@	PacifiCare Health Systems, Inc.	208,327
935	@	Pediatrix Medical Group, Inc.	64,132
1,015	@	RehabCare Group, Inc.	29,141
1,050	@, L	Sierra Health Services, Inc.	67,032
960	@, L	Sunrise Senior Living, Inc.	46,656
22,950		UnitedHealth Group, Inc.	2,188,970
13,450	@	WellPoint, Inc.	1,685,958
			6,691,432
		Holding Companies-Diversified: 0.1%
79,000	@@	Citic Pacific Ltd.	231,150
			231,150
		Home Builders: 0.1%
520		MDC Holdings, Inc.	36,218
150	@, L	NVR, Inc.	117,750
460		Standard-Pacific Corp.	33,207
1,100	@	Toll Brothers, Inc.	86,735
			273,910
		Home Furnishings: 0.3%
2,877	L	Fedders Corp.	7,998
2,585		Harman Intl. Industries, Inc.	228,669
29,000	@@	Matsushita Electric Industrial Co., Ltd.	426,745
			663,412
		Household Products/Wares: 0.4%
4,640		American Greetings Corp.	118,227
2,560	L	Church & Dwight, Inc.	90,803
12,000		Clorox Co.	755,880
775	@, L	Fossil, Inc.	20,092
			985,002

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Housewares: 0.0%
800	L	Toro Co.	$70,800
			70,800
		Insurance: 6.6%
24,000	@@	AEGON NV	324,366
30,600		Allstate Corp.	1,654,235
3,965		American Financial Group, Inc.	122,122
70,650		American Intl. Group, Inc.	3,914,716
2,500		AmerUs Group Co.	118,125
12,500		Chubb Corp.	990,875
9,650		CIGNA Corp.	861,745
1,355		Delphi Financial Group, Inc.	58,265
2,415	@@, L	Everest Re Group Ltd.	205,541
2,260		Fidelity National Financial, Inc.	74,444
3,264		Horace Mann Educators Corp.	57,903
905	L	LandAmerica Financial Group, Inc.	45,277
175,200	@@	Legal & General Group PLC	374,878
13,450		Lincoln National Corp.	607,133
12,404		Loews Corp.	912,190
36,800		MetLife, Inc.	1,438,880
30,000	@@	Mitsui Sumitomo Insurance Co. Ltd.	274,706
4,520	@, L	Ohio Casualty Corp.	103,870
2,940		Old Republic Intl. Corp.	68,473
830	@	Philadelphia Consolidated Holding Co.	64,350
1,757		Presidential Life Corp.	28,604
22,810		Principal Financial Group, Inc.	877,957
1,315	@, L	ProAssurance Corp.	51,943
25,650		Prudential Financial, Inc.	1,472,309
27,900	@@	QBE Insurance Group Ltd.	321,248
3,880		Radian Group, Inc.	185,231
9,350		Safeco Corp.	455,439
1,235		Selective Insurance Group, Inc.	57,094
53,100	@@	Skandia Forsakrings AB	270,971
1,700		StanCorp Financial Group, Inc.	144,126
1,110		Stewart Information Services Corp.	41,647
2,890	@@	Swiss Reinsurance Co.	207,772
2,050		UICI	49,713
3,585		W.R. Berkley Corp.	177,816
10,900	@@	XL Capital Ltd.	788,833
995	L	Zenith National Insurance Corp.	51,601
1,760	@, @@	Zurich Financial Services AG	310,173
			17,764,571
		Internet: 0.9%
18,700	@	eBay, Inc.	696,762
7,610	@	McAfee, Inc.	171,682
2,930	@	Napster, Inc.	19,074
1,265	@	PC-Tel, Inc.	9,310
43,700	@	Symantec Corp.	932,121
2,510	@	Verity, Inc.	23,720
325	@	Websense, Inc.	17,485
18,700	@	Yahoo!, Inc.	633,930
			2,504,084
		Iron/Steel: 0.4%
13,100	@@	Arcelor	299,896
12,800	@@	JFE Holdings, Inc.	357,075
7,900	L	United States Steel Corp.	401,716
			1,058,687
		Leisure Time: 0.2%
1,095		Arctic Cat, Inc.	29,631
9,100		Carnival Corp.	471,470

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

1,325	L	Polaris Industries, Inc.	$93,055
			594,156
		Lodging: 0.6%
3,260		Boyd Gaming Corp.	170,009
5,220	@	Caesars Entertainment, Inc.	103,304
1,170	L	Mandalay Resort Group	82,473
1,795		Marcus Corp.	36,798
15,250		Marriott Intl., Inc.	1,019,615
3,050		Starwood Hotels & Resorts Worldwide, Inc.	183,092
			1,595,291
		Machinery-Diversified: 0.4%
1,555		Applied Industrial Technologies, Inc.	42,296
3,100	L	Cummins, Inc.	218,085
1,475	@	Gerber Scientific, Inc.	10,738
665		IDEX Corp.	26,833
13,650		Rockwell Automation, Inc.	773,136
963		Thomas Industries, Inc.	38,173
			1,109,261
		Media: 1.8%
34,700	@	Comcast Corp.	1,172,165
20,200	@@	Mediaset S.p.A.	291,225
14,300		News Corp.	241,956
72,150	@, L	Time Warner, Inc.	1,266,232
26,750		Viacom, Inc.	931,703
32,150		Walt Disney Co.	923,670
150		Washington Post Co.	134,100
			4,961,051
		Metal Fabricate/Hardware: 0.1%
810		Commercial Metals Co.	27,451
1,425	L	Kaydon Corp.	44,745
490		Lawson Products, Inc.	22,932
1,630		Mueller Industries, Inc.	45,885
2,840		Precision Castparts Corp.	218,708
1,185		Timken Co.	32,398
			392,119
		Mining: 0.5%
11,500	@@	Anglo American PLC	272,656
25,800	@@	BHP Billiton Ltd.	360,295
7,350		Phelps Dodge Corp.	747,715
1,490	@	RTI Intl. Metals, Inc.	34,866
			1,415,532
		Miscellaneous Manufacturing: 3.8%
27,300		3M Co.	2,339,337
1,340		AptarGroup, Inc.	69,653
350		Clarcor, Inc.	18,186
4,380		Donaldson Co., Inc.	141,386
166,450		General Electric Co.	6,002,187
12,350		Honeywell Intl., Inc.	459,544
1,620		Lancaster Colony Corp.	68,931
1,740		Pentair, Inc.	67,860
560		Roper Industries, Inc.	36,680
29,750	@@	Tyco Intl. Ltd.	1,005,550
			10,209,314
		Oil and Gas: 8.9%
6,100	L	Amerada Hess Corp.	586,881

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

13,500		Anadarko Petroleum Corp.	$1,027,350
84,407	@@	BP PLC	876,502
19,300		Burlington Resources, Inc.	966,351
49,750		ChevronTexaco Corp.	2,900,923
1,700	@, L	Cimarex Energy Co.	66,300
20,600		ConocoPhillips	2,221,504
24,150		Devon Energy Corp.	1,153,163
121,500		Exxon Mobil Corp.	7,241,399
1,375		Frontier Oil Corp.	49,858
3,300		Helmerich & Payne, Inc.	130,977
3,018		Murphy Oil Corp.	297,967
2,800	@	Newfield Exploration Co.	207,928
2,740	L	Noble Energy, Inc.	186,375
2,700	@@	Norsk Hydro ASA	223,684
16,700		Occidental Petroleum Corp.	1,188,539
930		Patina Oil & Gas Corp.	37,200
1,015	@	Petroleum Development Corp.	38,255
1,470	@	Remington Oil & Gas Corp.	46,334
18,800	@@	Repsol YPF SA	499,317
105,700	@@	Shell Transport & Trading Co. PLC	950,921
460	@	Southwestern Energy Co.	26,110
1,185	@	Stone Energy Corp.	57,555
4,550	L	Sunoco, Inc.	471,016
3,100	@@	Total SA	727,599
14,800		Unocal Corp.	913,012
13,150	L	Valero Energy Corp.	963,501
820		Vintage Petroleum, Inc.	25,797
			24,082,318
		Oil and Gas Services: 0.1%
4,920	@, L	Weatherford Intl. Ltd.	285,065
			285,065
		Packaging and Containers: 0.1%
7,400		Ball Corp.	306,952
2,000		Sonoco Products Co.	57,700
			364,652
		Pharmaceuticals: 3.6%
670	@	Accredo Health, Inc.	29,755
2,850		Alpharma, Inc.	35,112
8,150	L	Amerisourcebergen Corp.	466,914
4,060	@	Barr Laboratories, Inc.	198,250
23,850		Cardinal Health, Inc.	1,330,829
27,300	@	Caremark Rx, Inc.	1,085,993
2,160		Medicis Pharmaceutical Corp.	64,757
32,750		Merck & Co., Inc.	1,060,118
3,200	@@	Merck KGaA	230,963
1,045		Natures Sunshine Products, Inc.	17,943
108,850		Pfizer, Inc.	2,859,489
6,340	@@	Roche Holding AG	682,191
8,092	@@	Sanofi-Aventis	685,251
1,710	@	Sepracor, Inc.	98,171
9,400	@@	Takeda Pharmaceutical Co. Ltd.	448,048
6,400	@@, L	Teva Pharmaceutical Industries Ltd. ADR	198,400
6,000	@@	UCB SA	291,343
			9,783,527
		Pipelines: 0.2%
1,753	L	Equitable Resources, Inc.	100,692
7,402		National Fuel Gas Co.	211,624
2,280	L	Questar Corp.	135,090
			447,406

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Real Estate: 0.1%
32,000	@@	Cheung Kong Holdings Ltd.	$283,388
			283,388
		Real Estate Investment Trusts: 1.7%
16,175		Acadia Realty Trust	260,093
500	@	Alexander’s, Inc.	120,750
2,525		Alexandria Real Estate Equities, Inc.	162,559
2,950	L	Archstone-Smith Trust	100,625
2,100		Avalonbay Communities, Inc.	140,469
2,950		Boston Properties, Inc.	177,678
2,260		CBL & Associates Properties, Inc.	161,613
3,250		CenterPoint Properties Trust	133,250
7,750		Corporate Office Properties Trust Sbi MD	205,219
3,050		Developers Diversified Realty Corp.	121,238
4,175		Equity Office Properties Trust	125,793
4,450		Equity Residential	143,335
1,410		Essex Property Trust, Inc.	97,431
5,075	@, L	FelCor Lodging Trust, Inc.	63,082
3,775		General Growth Properties, Inc.	128,728
2,467		Gramercy Capital Corp.	48,107
12,750		Host Marriott Corp.	211,139
7,955		Innkeepers USA Trust	102,699
2,000		iStar Financial, Inc.	82,360
2,750		Kimco Realty Corp.	148,225
5,000		LaSalle Hotel Properties	145,250
6,300	@	Meristar Hospitality Corp.	44,100
4,275		National Health Investors, Inc.	111,065
6,750	L	Nationwide Health Properties, Inc.	136,418
1,730		New Century Financial Corp.	80,999
4,475		Newcastle Investment Corp.	132,460
4,525		ProLogis	167,877
1,725		PS Business Parks, Inc.	69,518
3,350	L	Public Storage, Inc.	190,748
2,100		Rayonier, Inc.	104,013
4,725		Reckson Associates Realty Corp.	145,058
3,025		Regency Centers Corp.	144,081
2,550	L	Simon Property Group, Inc.	154,479
2,800		SL Green Realty Corp.	157,416
4,700		United Dominion Realty Trust, Inc.	98,089
			4,615,964
		Retail: 6.4%
3,605		Abercrombie & Fitch Co.	206,350
3,600	@	Aeropostale, Inc.	117,900
6,210		American Eagle Outfitters, Inc.	183,506
3,865	@, L	Barnes & Noble, Inc.	133,304
19,500		Best Buy Co., Inc.	1,053,195
3,000	@	BJ’s Wholesale Club, Inc.	93,180
4,665		Borders Group, Inc.	124,182
4,480	@	Brinker Intl., Inc.	162,266
1,255		Cato Corp.	40,474
2,980	@	Chico’s FAS, Inc.	84,215
5,935	L	Claire’s Stores, Inc.	136,742
10,750		Darden Restaurants, Inc.	329,810
5,600		Dillard’s, Inc.	150,640
18,300	@@	Enterprise Inns PLC	266,633
2,440	@	GameStop Corp.	54,412
50,600		Gap, Inc.	1,105,104
32,000		Home Depot, Inc.	1,223,680
20,750		J.C. Penney Co., Inc. Holding Co.	1,077,340
1,600	@, L	Jack in The Box, Inc.	59,360
1,390	@	Jo-Ann Stores, Inc.	39,045
7,000	@@	Lawson, Inc.	257,361
11,150		Lowe’s Cos., Inc.	636,554

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

18,200	@@	Marui Co. Ltd.	$244,486
54,700		McDonald’s Corp.	1,703,358
1,465	@, L	Men’s Wearhouse, Inc.	61,838
5,930		Michaels Stores, Inc.	215,259
2,880	@, L	O’Reilly Automotive, Inc.	142,646
21,750	@	Office Depot, Inc.	482,415
410	@	Panera Bread Co.	23,177
5,210	@, L	Payless Shoesource, Inc.	82,266
330	@, L	PF Chang’s China Bistro, Inc.	19,734
795	@	Sonic Corp.	26,553
31,550		Staples, Inc.	991,617
6,300	@	Starbucks Corp.	325,458
2,005	@, L	Stein Mart, Inc.	45,113
14,050		Target Corp.	702,781
1,805	@	Too, Inc.	44,529
53,200		Wal-Mart Stores, Inc.	2,665,851
40,600		Walgreen Co.	1,803,451
680	@, L	Zale Corp.	20,210
			17,135,995
		Savings and Loans: 0.0%
1,531	L	BankUnited Financial Corp.	41,123
990		Downey Financial Corp.	60,914
			102,037
		Semiconductors: 1.3%
1,610	@	DSP Group, Inc.	41,474
97,850		Intel Corp.	2,273,055
6,510	@, L	Lam Research Corp.	187,879
3,350		Microchip Technology, Inc.	87,134
6,100	@, L	Qlogic Corp.	247,050
15,500	@@	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	131,440
23,700	L	Texas Instruments, Inc.	604,112
100	@, L	Varian Semiconductor Equipment Associates, Inc.	3,801
			3,575,945
		Software: 3.4%
15,200		Adobe Systems, Inc.	1,020,984
2,485	@	Advent Software, Inc.	45,177
1,500	@	Altiris, Inc.	35,775
1,525	@	Ansys, Inc.	52,170
18,000		Autodesk, Inc.	535,680
435	@, L	Avid Technology, Inc.	23,542
470	@, L	Cerner Corp.	24,680
26,300	@	Compuware Corp.	189,360
1,400	@	Digi Intl., Inc.	19,208
1,170	@	Dun & Bradstreet Corp.	71,897
2,310	@	eFunds Corp.	51,559
2,587		Fair Isaac Corp.	89,096
1,520	@, L	Hyperion Solutions Corp.	67,047
1,525		Inter-Tel, Inc.	37,363
158,750		Microsoft Corp.	3,836,987
168,950	@	Oracle Corp.	2,108,496
15,500	@	Parametric Technology Corp.	86,645
1,775	@	Phoenix Technologies Ltd.	16,898
1,920	@	Progress Software Corp.	50,342
2,200	@@	SAP AG	353,740
2,236		SEI Investments Co.	80,854
6,070	@	Sybase, Inc.	112,052
540	@	THQ, Inc.	15,196
3,090	@	Transaction Systems Architects, Inc.	71,534
6,520	@, L	Wind River Systems, Inc.	98,322
			9,094,604

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 4.3%
33,000	L	Alltel Corp.	$1,810,050
490	@, L	Anixter Intl., Inc.	17,714
415	@	Boston Communications Group	2,955
101,600	@	Cisco Systems, Inc.	1,817,624
455	@	Commonwealth Telephone Enterprises, Inc.	21,449
4,210	@, L	Commscope, Inc.	62,982
31,600	@, @@	Deutsche Telekom AG	632,472
14,100	@@	France Telecom SA	422,635
2,360	L	Harris Corp.	77,054
20,110	@@	Hellenic Telecommunications Organization SA	355,495
35,200		Motorola, Inc.	526,944
67	@@	Nippon Telegraph & Telephone Corp.	293,166
79,000	@@	Oki Electric Industry Co. Ltd.	332,742
25,850		QUALCOMM, Inc.	947,403
10,250		Scientific-Atlanta, Inc.	289,255
10,300	@@	TDC A/S	434,315
124,300	@@	Telecom Italia S.p.A.	470,842
15,700	@@	Telekom Austria AG	308,287
6,800	@@	Telekomunikasi Indonesia Tbk PT ADR	127,432
1,200	L	Telephone & Data Systems, Inc.	97,920
71,200		Verizon Communications, Inc.	2,527,599
			11,576,335
		Textiles: 0.0%
1,060	@, L	Mohawk Industries, Inc.	89,358
			89,358
		Toys/Games/Hobbies: 0.1%
820	@	Department 56, Inc.	14,317
12,050		Hasbro, Inc.	246,423
1,835	@, L	Jakks Pacific, Inc.	39,397
			300,137
		Transportation: 1.9%
1,510		C.H. Robinson Worldwide, Inc.	77,810
3,175		CNF, Inc.	148,558
16,900		CSX Corp.	703,885
18,300	@@	Deutsche Post AG	446,651
50	@, @@	East Japan Railway Co.	269,020
2,035	@	EGL, Inc.	46,398
1,740		Expeditors Intl. Washington, Inc.	93,177
15,050		FedEx Corp.	1,413,949
2,792		Heartland Express, Inc.	53,467
760		Knight Transportation, Inc.	18,749
815	@	Landstar System, Inc.	26,691
35,000	@@	Mitsui O.S.K. Lines Ltd.	224,774
1,285	@	Offshore Logistics, Inc.	42,816
2,145		Overseas Shipholding Group, Inc.	134,942
17,600		United Parcel Service, Inc.	1,280,224
100		USF Corp.	4,826
			4,985,937
		Trucking and Leasing: 0.0%
3,480		Gatx Corp.	115,501
			115,501
		Water: 0.1%
17,400	@@	Severn Trent PLC	300,926
			300,926
		Total Common Stock
		(Cost $206,956,909)	236,766,805

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

PREFERRED STOCK: 0.1%
		Banks: 0.1%
11	@, #, XX	DG Funding Trust	$118,938
			118,938
		Diversified Financial Services: 0.0%
1,500	@	National Rural Utilities Cooperative Finance Corp.	34,845
			34,845
		Total Preferred Stock
		(Cost $157,192)	153,783

Principal Amount			Value

CORPORATE BONDS/NOTES: 1.6%
		Banks: 0.5%
$30,000	@@	Australia & New Zealand Banking Group Ltd., 2.405%, due 10/29/49	$26,627
42,000	@@, #	Banco Santander Chile/Pre-merger with Banco Santiago SA, 3.310%, due 12/09/09	42,152
31,000	@@	Banco Santander Santiago Chile SA, 7.375%, due 07/18/12	34,712
40,000	@@	Bank of Ireland, 3.260%, due 12/29/49	35,298
20,000	@@	Bank of Nova Scotia, 3.255%, due 08/31/85	16,981
62,000		BankAmerica Capital II, 8.000%, due 12/15/26	67,531
34,000	@@, #, +	Danske Bank A/S, 5.914%, due 12/29/49	35,609
50,000	@@	Den Norske Bank ASA, 3.250%, due 08/29/49	42,375
42,000	@@, #	HBOS Capital Funding LP, 6.071%, due 06/30/49	44,052
130,000	@@, C	HSBC Bank PLC, 2.839%, due 06/29/49	114,653
60,000	@@	Lloyds TSB Bank PLC, 2.960%, due 06/29/49	52,750
70,000	@@	Lloyds TSB Bank PLC, 3.230%, due 08/29/49	61,089
66,000	#	M&T Bank Corp., 3.850%, due 04/01/13	64,379
45,000		Mellon Capital I, 7.720%, due 12/01/26	48,363
50,000	@@	National Australia Bank Ltd., 2.361%, due 10/29/49	44,394
60,000	@@	National Westminster Bank PLC, 3.063%, due 11/29/49	51,551
23,000		NB Capital Trust, 7.830%, due 12/15/26	24,285
22,000		NB Capital Trust IV, 8.250%, due 04/15/27	24,425
53,000		PNC Funding Corp., 4.500%, due 03/10/10	52,502
56,000	#	Rabobank Capital Funding II, 5.260%, due 12/29/49	56,347
40,000	@@	Royal Bank of Scotland Group PLC, 2.938%, due 12/29/49	35,772
20,000	@@, C	Societe Generale, 2.719%, due 11/29/49	17,498
40,000	@@, C	Standard Chartered PLC, 2.813%, due 11/29/49	33,202
140,000	@@, C	Standard Chartered PLC, 2.838%, due 12/29/49	116,201
46,000		U.S. Bankcorp, 8.090%, due 11/15/26	49,438
40,000	@@	Westpac Banking Corp., 3.530%, due 09/30/49	34,457
56,000	#	Westpac Capital Trust IV, 5.256%, due 12/29/49	54,952
			1,281,595
		Beverages: 0.1%
51,000	@@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	58,650
23,000	@@	Coca-Cola HBC Finance BV, 5.125%, due 09/17/13	23,140
76,000	#	Miller Brewing Co., 4.250%, due 08/15/08	75,311
			157,101
		Chemicals: 0.0%
17,000	@@, #	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	17,729
			17,729
		Diversified Financial Services: 0.3%
19,599	@@, #	Arcel Finance Ltd., 5.984%, due 02/01/09	20,126
58,000	@@, #	Arcel Finance Ltd., 7.048%, due 09/01/11	59,214
90,000	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	90,675

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal Amount			Value

45,000		Citigroup Capital II, 7.750%, due 12/01/36	$47,882
88,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	95,747
20,000	@@	Financiere CSFB NV, 2.688%, due 03/29/49	16,991
30,000	L	Ford Motor Credit Co., 5.700%, due 01/15/10	28,288
53,000		Goldman Sachs Group, Inc., 3.120%, due 03/02/10	53,061
43,000		JPM Capital Trust I, 7.540%, due 01/15/27	46,372
50,000		JPM Capital Trust II, 7.950%, due 02/01/27	53,851
68,000	#, +	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	67,661
83,537	@@, #	PF Export Receivables Master Trust, 6.436%, due 06/01/15	84,121
100,000	#, XX	Preferred Term Securities XII, 3.553%, due 03/23/35	100,130
400,000	#, XX	Toll Road Investors Partnership II LP, 18.590%, due 02/15/45	46,938
30,000	@@	UFJ Finance Aruba AEC, 8.750%, due 11/29/49	32,690
			843,747
		Electric: 0.1%
74,000		Consumers Energy Co., 4.250%, due 04/15/08	73,262
34,000		Consumers Energy Co., 5.150%, due 02/15/17	32,824
54,000		Enterprise Capital Trust II, 4.313%, due 06/30/28	53,763
74,000		Pacific Gas & Electric Co., 6.050%, due 03/01/34	76,246
6,705	#	Power Contract Financing LLC, 5.200%, due 02/01/06	6,760
50,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	51,286
15,627		PPL Montana LLC, 8.903%, due 07/02/20	17,981
25,691	#	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	26,440
			338,562
		Food: 0.1%
63,000		Safeway, Inc., 4.800%, due 07/16/07	63,059
89,000		Tyson Foods, Inc., 7.250%, due 10/01/06	92,895
			155,954
		Insurance: 0.1%
36,000		GE Global Insurance Holding Corp., 7.000%, due 02/15/26	38,850
45,000		Prudential Financial, Inc., 4.104%, due 11/15/06	45,166
99,000	#	Zurich Capital Trust I, 8.376%, due 06/01/37	108,288
			192,304
		Media: 0.0%
32,000		Clear Channel Communications, Inc., 3.125%, due 02/01/07	31,059
42,000		COX Communications, Inc., 6.850%, due 01/15/18	43,349
			74,408
		Oil and Gas: 0.1%
52,000	@@, #	Empresa Nacional de Petroleo, 4.875%, due 03/15/14	49,074
45,000		Husky Energy, Inc., 6.150%, due 06/15/19	46,988
34,000	@@	Nexen, Inc., 5.200%, due 03/10/15	33,427
20,000	@@	Nexen, Inc., 5.875%, due 03/10/35	19,195
88,000	#	Pemex Project Funding Master Trust, 4.310%, due 06/15/10	89,981
36,000	#, L	Pemex Project Funding Master Trust, 9.250%, due 03/30/18	43,380
39,000	@@, #	Tengizchevroil Finance Co. SARL, 6.124%, due 11/15/14	38,805
36,000		Valero Energy Corp., 6.125%, due 04/15/07	37,227
			358,077
		Packaging and Containers: 0.0%
52,000	#	Sealed Air Corp., 5.375%, due 04/15/08	52,912
			52,912
		Pipelines: 0.0%
59,000		Duke Capital LLC, 4.331%, due 11/16/06	59,062
36,000		Kinder Morgan Energy Partners LP, 5.800%, due 03/15/35	34,213
37,000		KN Capital Trust III, 7.630%, due 04/15/28	42,734
			136,009

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal Amount			Value

		Real Estate: 0.1%
53,000		EOP Operating LP, 7.750%, due 11/15/07	$57,067
54,000		Liberty Property LP, 5.125%, due 03/02/15	52,309
19,000		Liberty Property LP, 6.375%, due 08/15/12	20,212
5,000		Liberty Property LP, 6.950%, due 12/01/06	5,227
52,000		Liberty Property LP, 7.750%, due 04/15/09	57,228
			192,043
		Real Estate Investment Trusts: 0.1%
50,000		Simon Property Group LP, 4.875%, due 03/18/10	49,548
96,000		Simon Property Group LP, 6.375%, due 11/15/07	100,076
			149,624
		Retail: 0.0%
68,000		May Department Stores Co., 3.950%, due 07/15/07	67,105
			67,105
		Savings and Loans: 0.0%
43,000		Great Western Financial, 8.206%, due 02/01/27	47,009
			47,009
		Telecommunications: 0.1%
61,000	L	BellSouth Corp., 4.200%, due 09/15/09	59,666
33,000	+	Sprint Capital Corp., 4.780%, due 08/17/06	33,214
44,000		Sprint Capital Corp., 8.375%, due 03/15/12	51,492
44,000		Verizon Global Funding Corp., 7.250%, due 12/01/10	48,887
39,000		Verizon Virginia, Inc., 4.625%, due 03/15/13	37,332
			230,591
		Transportation: 0.0%
38,000	@@, #	MISC Capital Ltd., 6.125%, due 07/01/14	40,076
			40,076
		Total Corporate Bonds/Notes
		(Cost $4,334,429)	4,334,846
U.S. GOVERNMENT AGENCY OBLIGATIONS: 3.5%
		Federal Home Loan Bank: 0.1%
255,000	L	3.250%, due 12/17/07	249,433
			249,433
		Federal Home Loan Mortgage Corporation: 0.5%
486,000		2.700%, due 03/16/07	474,693
406,000		4.500%, due 10/15/12	406,157
63,870		4.500%, due 04/01/14	62,995
77,000		5.875%, due 03/21/11	81,080
202,496		6.000%, due 01/15/29	209,012
			1,233,937
		Federal Home Loan Mortgage Corporation Collateral: 0.4%
380,000		5.500%, due 04/01/33	381,069
681,000		6.500%, due 04/15/34	706,750
			1,087,819
		Federal National Mortgage Association: 2.4%
120,000		3.000%, due 08/15/07	117,128
230,000	L	3.500%, due 01/28/08	225,820
357,000		3.875%, due 02/01/08	352,667
7,000		4.500%, due 05/15/35	6,630

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal Amount			Value

251,000	L	4.625%, due 10/15/13	$248,005
409,000		5.000%, due 04/01/18	408,744
1,539,000		5.000%, due 05/01/33	1,500,525
245,000	L	5.250%, due 08/01/12	248,676
146,955		5.500%, due 02/01/18	149,911
175,860		5.500%, due 04/15/19	179,212
660,000		5.500%, due 04/01/33	661,031
160,304		6.000%, due 10/01/08	163,776
187,117		6.000%, due 08/01/16	193,400
9,000		6.000%, due 04/01/18	9,295
125,778		6.000%, due 04/25/31	130,239
902,000		6.000%, due 04/01/34	922,014
73,191		6.500%, due 04/01/27	76,313
499,000		6.500%, due 04/01/31	517,868
110,000		6.625%, due 11/15/10	121,103
18,474		7.000%, due 12/01/27	19,523
247,060		7.000%, due 02/01/31	260,795
4,000		7.000%, due 04/15/34	4,215
48,901		7.500%, due 09/01/31	52,330
			6,569,220
		Government National Mortgage Association: 0.1%
44,487		6.500%, due 01/15/29	46,555
38,309		6.500%, due 01/15/32	40,073
27,169		7.000%, due 04/15/26	28,818
1,693		7.000%, due 01/15/28	1,793
47,170		7.000%, due 02/15/28	49,963
			167,202
		Total U.S. Government Agency Obligations
		(Cost $9,381,716)	9,307,611
U.S. TREASURY OBLIGATIONS: 2.5%
		U.S. Treasury Bonds: 0.4%
403,000	L	5.375%, due 02/15/31	439,349
186,000	L	10.375%, due 11/15/12	215,542
259,000	L	13.250%, due 05/15/14	347,849
			1,002,740
		U.S. Treasury Notes: 2.1%
460,000	L	1.625%, due 10/31/05	456,065
698,000	L	3.375%, due 02/28/07	693,120
129,000	L	3.375%, due 02/15/08	127,105
1,922,000	L	4.000%, due 03/15/10	1,907,587
1,982,000	L	4.000%, due 02/15/15	1,904,888
270,000	L	5.500%, due 08/15/28	293,393
258,000	L	6.000%, due 02/15/26	295,219
			5,677,377
		U.S. Treasury STRIP: 0.0%
279,000		4.840%, due 05/15/16	164,980
			164,980
		Total U.S. Treasury Obligations
		(Cost $6,854,385)	6,845,097
ASSET-BACKED SECURITIES: 0.3%
		Automobile Asset-Backed Securities: 0.1%
39,000		Honda Auto Receivables Owner Trust, 3.820%, due 05/21/10	38,359
120,000		USAA Auto Owner Trust, 2.040%, due 02/16/10	117,443
			155,802

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal Amount			Value

		Credit Card Asset-Backed Securities: 0.1%
45,000		Bank One Issuance Trust, 4.540%, due 09/15/10	$44,935
42,000		Capital One Master Trust, 4.900%, due 03/15/10	42,655
130,000		Chemical Master Credit Card Trust 1, 7.090%, due 02/15/09	134,843
140,000		Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	142,878
12,000		Citibank Credit Card Master Trust I, 5.875%, due 03/10/11	12,601
25,000		MBNA Master Credit Card Trust USA, 5.900%, due 08/15/11	26,318
			404,230
		Home Equity Asset-Backed Securities: 0.0%
16,000	XX	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	15,890
45,000		Wells Fargo Home Equity Trust, 3.970%, due 09/25/24	44,334
			60,224
		Other Asset-Backed Securities: 0.1%
120,000		Chase Funding Mortgage Loan Asset-Backed Certificates, 2.734%,	118,848
		due 09/25/24
70,000		Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%,	69,448
		due 05/25/33
6,000		Popular ABS Mortgage Pass-Through Trust, 3.735%, due 12/25/34	5,929
6,000		Popular ABS Mortgage Pass-Through Trust, 4.000%, due 12/25/34	5,914
			200,139
		Total Asset-Backed Securities
		(Cost $806,842)	820,395
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.0%
		Commercial Mortgage-Backed Securities: 0.5%
73,000		COMM, 3.600%, due 03/10/39	70,620
350,000		CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	343,813
30,000		CS First Boston Mortgage Securities Corp., 7.555%, due 04/14/62	33,789
166,000		DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	174,951
50,000	C	DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	53,058
400,000		DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	439,060
78,785		GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	77,560
54,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%,	52,981
		due 01/15/42
			1,245,832
		Whole Loan Collateralized Mortgage Obligations: 0.5%
90,337		Bank of America Mortgage Securities, 5.000%, due 12/25/18	89,660
55,915		Bank of America Mortgage Securities, 5.250%, due 11/25/19	56,141
85,591		Countrywide Alternative Loan Trust, 5.000%, due 10/25/18	84,949
168,300		Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	170,776
90,845		Countrywide Home Loan Mortgage Pass Through Trust, 5.000%,	90,307
		due 11/25/18
251,000		CS First Boston Mortgage Securities Corp., 4.116%, due 10/25/33	248,552
40,393	#	GSMPS Mortgage Loan Trust, 3.200%, due 01/25/35	40,549
136,574		MASTR Alternative Loans Trust, 5.500%, due 01/25/20	138,653
365,093		MASTR Asset Securitization Trust, 5.500%, due 06/25/33	363,382
89,119		Thornburg Mortgage Securities Trust, 3.220%, due 09/25/34	89,410
			1,372,379
		Whole Loan Collateralized Support CMO: 0.0%
48,468		Bank of America Mortgage Securities, 5.500%, due 11/25/33	48,372
			48,372
		Total Collateralized Mortgage Obligations
		(Cost $2,711,265)	2,666,583

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal Amount				Value

MUNICIPAL BONDS: 0.0%
		Municipal: 0.0%
25,000		City of New York, 5.000%, due 11/01/08		$26,403
25,000		City of New York, 5.000%, due 11/01/11		26,926
25,000		City of New York, 5.000%, due 11/01/15		26,786
23,000		Sales Tax Asset Receivables Corp., 4.060%, due 10/15/10		22,190
20,000		Sales Tax Asset Receivables Corp., 4.660%, due 10/15/14		19,460
		Total Municipal Bonds
		(Cost $124,854)		121,765
		Total Long-Term Investments
		(Cost $231,354,592)		261,016,885
SHORT-TERM INVESTMENTS: 13.7%
		Commercial Paper: 2.6%
2,300,000		Concord Minutemen, 2.820%, due 04/04/05		2,299,279
1,400,000		Concord Minutemen, 2.750%, due 04/10/06		1,399,999
1,000,000		St. Germain Holding Ltd., 2.780%, due 04/07/05		999,459
2,250,000		St. Germain Holding Ltd., 2.700%, due 04/08/05		2,248,650
				6,947,387
		Total Commercial Paper
		(Cost $6,947,815)		6,947,387
		Repurchase Agreement: 3.8%
10,374,000	S	Morgan Stanley Repurchase Agreement dated 03/31/05, 2.850%,
		due 04/01/05, $10,374,821 to be received upon repurchase
		(Collateralized by $10,835,000 Federal National Mortgage Association,
		3.250%, Market Value plus accrued interest
		$10,717,525, due 11/15/07)		10,374,000
		Total Repurchase Agreement
		(Cost $10,374,000)		10,374,000
		Securities Lending Collateral(cc): 7.3%
19,654,051		The Bank of New York Institutional
		Cash Reserves Fund		19,654,051
		Total Securities Lending Collateral
		(Cost $19,654,051)		19,654,051
		Total Short-Term Investments
		(Cost $36,975,866)		36,975,438

		Total Investments In Securities
		(Cost $268,330,458)*	110.4%	$297,992,323
		Other Assets and Liabilities—Net	(10.4)	(28,105,312)
		Net Assets	100.0%	$269,887,011

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	+	Step-up basis bonds. Interest rates shown reflect current and future coupon rates.
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal Amount			Value

	W	When-issued or delayed delivery security.
	S	Segregated securities for futures, when-issued or delayed delivery securities held at March 31, 2005.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2005.
	XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.
	*	Cost for federal income tax purposes is $271,260,336.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$30,320,938
		Gross Unrealized Depreciation	(3,588,951)
		Net Unrealized Appreciation	$26,731,987

Information concerning open futures contracts at March 31, 2005 is shown below:

	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)
Short Contracts
U.S. 5 Year Note	3	$321,281	06/30/2005	$1,321

Long Contracts
U.S. Long Bond	6	$668,250	06/30/2005	$(11,420)

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 46.3%
		Aerospace/Defense: 0.6%
15,700	@@	BAE Systems PLC	$76,999
3,700		Boeing Co.	216,302
375	@	DRS Technologies, Inc.	15,938
100		Engineered Support Systems, Inc.	5,352
6,450		Lockheed Martin Corp.	393,836
338	@	Moog, Inc.	15,278
447	@	Teledyne Technologies, Inc.	13,991
2,350		United Technologies Corp.	238,901
			976,597
		Agriculture: 0.7%
9,100		Altria Group, Inc.	595,049
882	L	Dimon, Inc.	5,513
5,200		Monsanto Co.	335,400
4,700	@@	Swedish Match AB	57,754
			993,716
		Airlines: 0.0%
745	@, L	Alaska Air Group, Inc.	21,933
8,900	@, @@	British Airways PLC	44,475
671	@, L	Mesa Air Group, Inc.	4,697
			71,105
		Apparel: 0.6%
4,600	@	Coach, Inc.	260,498
125		Haggar Corp.	2,524
462		K-Swiss, Inc.	15,260
4,300		Nike, Inc.	358,233
222	L	Oshkosh B’Gosh, Inc.	6,771
647	@	Quiksilver, Inc.	18,782
29		Russell Corp.	524
732		Stride Rite Corp.	9,736
585	@	Timberland Co.	41,494
2,500		VF Corp.	147,850
717		Wolverine World Wide, Inc.	15,365
			877,037
		Auto Manufacturers: 0.4%
32,500		Ford Motor Co.	368,225
19,000	@, @@	Isuzu Motors Ltd.	50,291
6,800	@@	Nissan Motor Co. Ltd.	69,660
140		Oshkosh Truck Corp.	11,479
900	@@	Peugeot SA	57,295
			556,950
		Auto Parts and Equipment: 0.1%
950		BorgWarner, Inc.	46,246
4,200	@	Goodyear Tire & Rubber Co.	56,070
855	L	Modine Manufacturing Co.	25,077
			127,393
		Banks: 3.1%
1,340	@@	Alpha Bank AE	45,348
1,867		Associated Banc-Corp.	58,306

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

400	@@, L	Banco Itau Holding Financeira SA ADR	$32,460
7,400	@@	Banco Santander Central Hispano SA	90,280
31,750		Bank of America Corp.	1,400,176
4,200	@@	Bank of Ireland	66,165
1,500	@@	BNP Paribas	106,658
2,395		Colonial Bancgroup, Inc.	49,145
3,800		Comerica, Inc.	209,304
805		Commerce Bancorp, Inc.	26,138
2,600	@@	Credit Agricole SA	70,909
5,000	@@	DBS Group Holdings Ltd.	45,126
5,200	@@	Depfa Bank PLC	82,313
190		East-West Bancorp, Inc.	7,015
432	@@	First Bancorp Puerto Rico	18,252
363		First Republic Bank	11,750
799		Fremont General Corp.	17,570
11,300	@@	HSBC Holdings PLC	178,761
180		Hudson United BanCorp	6,345
1,800	@@, L	ICICI Bank Ltd. ADR	37,296
9,100	L	KeyCorp	295,295
12	@@	Mitsubishi Tokyo Financial Group, Inc.	103,632
8,100	@@	Nordea AB	82,170
4,500	@@	Royal Bank of Scotland Group PLC	143,155
800	@	Silicon Valley Bancshares	35,248
269		South Financial Group, Inc.	8,215
2,000	@@	St. George Bank Ltd.	37,892
790		Sterling Bancshares, Inc.	11,218
12,000	@@	Sumitomo Trust & Banking Co. Ltd.	78,187
8,800		U.S. Bancorp	253,616
1,580	@@	UBS AG	133,949
165		UCBH Holdings, Inc.	6,584
13,900	@@	UniCredito Italiano S.p.A.	81,912
510		United Bankshares, Inc.	16,901
7,550		Wachovia Corp.	384,371
8,100		Wells Fargo & Co.	484,381
150		Whitney Holding Corp.	6,677
			4,722,720
		Beverages: 0.8%
2,168		Brown-Forman Corp.	118,698
10,750		Coca-Cola Co.	447,952
2,340	@@	Coca-Cola Hellenic Bottling Co. SA	58,957
6,100	@@	Diageo PLC	86,061
1,350		PepsiAmericas, Inc.	30,591
8,050		PepsiCo, Inc.	426,892
			1,169,151
		Biotechnology: 0.2%
5,700	@	Amgen, Inc.	331,797
610	@	Arqule, Inc.	2,873
			334,670
		Building Materials: 0.2%
4,300		American Standard Cos., Inc.	199,864
150	L	Florida Rock Industries, Inc.	8,823
600	@@	Lafarge SA	58,303
930		Martin Marietta Materials, Inc.	52,006
170		Simpson Manufacturing Co., Inc.	5,253
284		Texas Industries, Inc.	15,265
			339,514
		Chemicals: 1.1%
11,350		Dow Chemical Co.	565,798
800	@@	DSM NV	56,500
4,500		E.I. du Pont EI de Nemours & Co.	230,580

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

135		Georgia Gulf Corp.	$6,207
4,145		Lyondell Chemical Co.	115,728
415		MacDermid, Inc.	13,488
25,000	@@	Mitsubishi Chemical Corp.	79,730
427	@	OM Group, Inc.	12,989
3,750		PPG Industries, Inc.	268,200
1,700	@@, #	Reliance Industries Ltd. GDR	43,350
4,600		Rohm & Haas Co.	220,800
			1,613,370
		Coal: 0.0%
300		Massey Energy Co.	12,012
1,080		Peabody Energy Corp.	50,069
			62,081
		Commercial Services: 0.7%
1,850		Adesa, Inc.	43,216
1,130	@	Alliance Data Systems Corp.	45,652
1,550	@	Career Education Corp.	53,103
222	@	Consolidated Graphics, Inc.	11,677
3,000	@@	Dai Nippon Printing Co., Ltd.	48,917
2,950		Equifax, Inc.	90,536
3,900		H&R Block, Inc.	197,262
325	@	Heidrick & Struggles Intl., Inc.	11,950
855	@	ITT Educational Services, Inc.	41,468
980	@, L	Korn/Ferry Intl.	18,649
692	@, L	Labor Ready, Inc.	12,906
455	L	Manpower, Inc.	19,802
6,900		McKesson Corp.	260,474
2,800		Paychex, Inc.	91,896
503	@	Pharmaceutical Product Development, Inc.	24,370
284	L	Pre-Paid Legal Services, Inc.	9,611
18,700	@@	Rentokil Initial PLC	57,225
170	@, L	Vertrue, Inc.	6,025
			1,044,739
		Computers: 2.5%
539	L	Agilysys, Inc.	10,597
11,400	@	Apple Computer, Inc.	475,038
345	@	CACI Intl., Inc.	19,054
1,370	@	Cadence Design Systems, Inc.	20,482
225	@	Catapult Communications Corp.	4,804
715	@, L	Cognizant Technology Solutions Corp.	33,033
23,300	@	Dell, Inc.	895,186
375	L	Diebold, Inc.	20,569
420	@, L	DST Systems, Inc.	19,396
172	L	FactSet Research Systems, Inc.	5,678
9,000	@@	Fujitsu Ltd.	53,989
13,450		Hewlett-Packard Co.	295,093
13,450		International Business Machines Corp.	1,229,060
1,870		Jack Henry Associates, Inc.	33,641
110	@	Kronos, Inc.	5,622
488	@	Micros Systems, Inc.	17,914
375		MTS Systems Corp.	10,886
8,350	@	Network Appliance, Inc.	230,961
1,310		Reynolds & Reynolds Co.	35,449
845	@, L	SanDisk Corp.	23,491
1,635	@, L	Storage Technology Corp.	50,358
73,800	@	Sun Microsystems, Inc.	298,152
2,520	@	Synopsys, Inc.	45,612
410		Talx Corp.	7,446
			3,841,511

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Cosmetics/Personal Care: 0.7%
21,450		Procter & Gamble Co.	$1,136,850
			1,136,850
		Distribution/Wholesale: 0.1%
430	L	CDW Corp.	24,372
252		Hughes Supply, Inc.	7,497
582		SCP Pool Corp.	18,543
6,000	@@	Sumitomo Corp.	51,418
1,105	@	Tech Data Corp.	40,951
			142,781
		Diversified Financial Services: 2.4%
1,165	L	AG Edwards, Inc.	52,192
5,600		American Express Co.	287,672
2,700		Bear Stearns Cos., Inc.	269,730
24,900		Citigroup, Inc.	1,119,006
10,800		Countrywide Financial Corp.	350,568
1,900	@@	Credit Saison Co. Ltd.	68,276
7,700	@	E*TRADE Financial Corp.	92,400
4,300		Fannie Mae	234,135
555	L	Legg Mason, Inc.	43,368
4,400		Lehman Brothers Holdings, Inc.	414,304
4,150		Merrill Lynch & Co., Inc.	234,890
5,300		Morgan Stanley	303,425
400	@@	ORIX Corp.	51,093
6,900	@, W	Providian Financial Corp.	118,404
345		SWS Group, Inc.	5,530
			3,644,993
		Electric: 1.3%
15,150	@	AES Corp.	248,157
2,600	@@	Chubu Electric Power Co., Inc.	62,573
4,700	@	CMS Energy Corp.	61,288
1,600		Dominion Resources, Inc.	119,088
344		DPL, Inc.	8,600
15,000	L	Duke Energy Corp.	420,149
1,200	@@	E.ON AG	103,418
9,800	@@	Enel S.p.A.	94,038
2,950		Exelon Corp.	135,376
3,400	@@	Fortum OYJ	66,379
1,585	L	Pepco Holdings, Inc.	33,269
955	W	Scana Corp.	36,500
3,150		Southern Co.	100,265
4,350		TXU Corp.	346,391
800		Wisconsin Energy Corp.	28,400
1,175		WPS Resources Corp.	62,181
			1,926,072
		Electrical Components and Equipment: 0.2%
1,160	W	AMETEK, Inc.	46,690
710	@	Energizer Holdings, Inc.	42,458
160	@	Rayovac Corp.	6,656
150	@@	Samsung Electronics Co. Ltd. GDR	37,183
5,000	@@	Sumitomo Electric Industries Ltd.	53,209
19,000	@@	Toshiba Corp.	79,340
			265,536
		Electronics: 0.2%
246		Analogic Corp.	10,640
202		Bel Fuse, Inc.	6,121
160	@	Benchmark Electronics, Inc.	5,093
539		Brady Corp.	17,437
447	@	Coherent, Inc.	15,091

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

274	@	Dionex Corp.	$14,933
264	@, L	FLIR Systems, Inc.	7,999
3,900	@@	Koninklijke Philips Electronics NV	107,678
590	@	Paxar Corp.	12,591
1,215	@	Thomas & Betts Corp.	39,244
190	@	Trimble Navigation Ltd.	6,424
785	@	Varian, Inc.	29,743
70		Woodward Governor Co.	5,019
			278,013
		Engineering and Construction: 0.0%
250	@	Shaw Group, Inc.	5,450
14,000	@@	Taisei Corp.	52,492
			57,942
		Entertainment: 0.1%
355	@	Argosy Gaming Co.	16,302
795		International Speedway Corp.	43,129
4,100	@@	TABCorp. Holdings Ltd.	53,340
			112,771
		Environmental Control: 0.0%
775		Republic Services, Inc.	25,947
175	@, L	Waste Connections, Inc.	6,081
			32,028
		Food: 0.6%
13,050		Archer-Daniels-Midland Co.	320,769
812		Corn Products Intl., Inc.	21,104
1,155		Hormel Foods Corp.	35,932
9		J&J Snack Foods Corp.	421
7,450		Kellogg Co.	322,363
6,600	@, @@	Koninklijke Ahold NV	55,297
355	@	Ralcorp Holdings, Inc.	16,809
787		Ruddick Corp.	18,219
2,221		SUPERVALU, Inc.	74,070
8,900	@@	Unilever PLC	88,027
240		Whole Foods Market, Inc.	24,511
			977,522
		Forest Products and Paper: 0.1%
1,150		Glatfelter	16,963
11	@@	Nippon Paper Group, Inc.	50,824
305	L	Pope & Talbot, Inc.	5,362
856		Wausau-Mosinee Paper Corp.	12,104
			85,253
		Gas: 0.2%
232		Energen Corp.	15,451
5,750	L	Sempra Energy	229,080
642	@, L	Southern Union Co.	16,121
844		UGI Corp.	38,334
247		WGL Holdings, Inc.	7,647
			306,633
		Hand/Machine Tools: 0.1%
1,950		Black & Decker Corp.	154,031
437		Regal-Beloit Corp.	12,581
			166,612

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Healthcare-Products: 1.9%
5,250		Becton Dickinson & Co.	$306,705
170	L	Cooper Cos., Inc.	12,393
272		Datascope Corp.	8,318
1,095		Dentsply Intl., Inc.	59,579
900	@@	Fresenius Medical Care AG	73,216
5,300		Guidant Corp.	391,670
350	@, L	Haemonetics Corp.	14,756
929		Hillenbrand Industries, Inc.	51,532
130	@, L	Idexx Laboratories, Inc.	7,041
564	@	Immucor, Inc.	17,027
22,500		Johnson & Johnson	1,511,099
5,800		Medtronic, Inc.	295,510
735	@	Patterson Cos., Inc.	36,713
130	@, L	ResMed, Inc.	7,332
365	@, L	Respironics, Inc.	21,269
710	@	Varian Medical Systems, Inc.	24,339
177		Vital Signs, Inc.	7,061
			2,845,560
		Healthcare-Services: 1.3%
4,900		Aetna, Inc.	367,255
294	@, L	Amedisys, Inc.	8,894
557	@	AMERIGROUP Corp.	20,364
537	@, L	Centene Corp.	16,105
1,030	@, W	Covance, Inc.	49,038
1,215	@	Coventry Health Care, Inc.	82,790
3,900	@, L	Humana, Inc.	124,566
1,410	@, L	Lincare Holdings, Inc.	62,364
1,125	@	PacifiCare Health Systems, Inc.	64,035
252	@	Pediatrix Medical Group, Inc.	17,285
289	@	RehabCare Group, Inc.	8,297
299	@	Sierra Health Services, Inc.	19,088
274	@, L	Sunrise Senior Living, Inc.	13,316
6,900		UnitedHealth Group, Inc.	658,122
4,100	@	WellPoint, Inc.	513,935
			2,025,454
		Holding Companies-Diversified: 0.0%
18,000	@@	Citic Pacific Ltd.	52,667
			52,667
		Home Builders: 0.1%
150		MDC Holdings, Inc.	10,448
45	@, L	NVR, Inc.	35,324
130		Standard-Pacific Corp.	9,385
330	@	Toll Brothers, Inc.	26,021
			81,178
		Home Furnishings: 0.1%
603	L	Fedders Corp.	1,676
810		Harman Intl. Industries, Inc.	71,653
6,000	@@	Matsushita Electric Industrial Co., Ltd.	88,292
			161,621
		Household Products/Wares: 0.2%
1,450		American Greetings Corp.	36,946
805	L	Church & Dwight, Inc.	28,553
3,700		Clorox Co.	233,064
224	@, L	Fossil, Inc.	5,807
			304,370
		Housewares: 0.0%
232		Toro Co.	20,532
			20,532

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Insurance: 3.5%
5,100	@@	AEGON NV	$68,928
9,300		Allstate Corp.	502,758
1,225		American Financial Group, Inc.	37,730
21,450		American Intl. Group, Inc.	1,188,544
785	L	AmerUs Group Co.	37,091
4,000		Chubb Corp.	317,080
3,050		CIGNA Corp.	272,365
391		Delphi Financial Group, Inc.	16,813
745	@@, L	Everest Re Group Ltd.	63,407
705		Fidelity National Financial, Inc.	23,223
1,014		Horace Mann Educators Corp.	17,988
272	L	LandAmerica Financial Group, Inc.	13,608
37,400	@@	Legal & General Group PLC	80,025
4,100		Lincoln National Corp.	185,074
3,767		Loews Corp.	277,025
11,150		MetLife, Inc.	435,965
6,000	@@	Mitsui Sumitomo Insurance Co. Ltd.	54,941
1,410	@, L	Ohio Casualty Corp.	32,402
925		Old Republic Intl. Corp.	21,543
232	@	Philadelphia Consolidated Holding Co.	17,987
505		Presidential Life Corp.	8,221
6,959		Principal Financial Group, Inc.	267,852
397	@, L	ProAssurance Corp.	15,682
7,800		Prudential Financial, Inc.	447,720
6,000	@@	QBE Insurance Group Ltd.	69,086
1,245		Radian Group, Inc.	59,436
3,050		Safeco Corp.	148,566
350		Selective Insurance Group, Inc.	16,181
11,400	@@	Skandia Forsakrings AB	58,175
505		StanCorp Financial Group, Inc.	42,814
320		Stewart Information Services Corp.	12,006
650	@@	Swiss Reinsurance Co.	46,731
574		UICI	13,920
1,160		W.R. Berkley Corp.	57,536
3,300	@@	XL Capital Ltd.	238,821
284	L	Zenith National Insurance Corp.	14,728
390	@, @@	Zurich Financial Services AG	68,731
			5,250,703
		Internet: 0.5%
5,800	@	eBay, Inc.	216,108
2,385	@	McAfee, Inc.	53,806
840	@	Napster, Inc.	5,468
355	@	PC-Tel, Inc.	2,613
13,850	@	Symantec Corp.	295,421
712	@	Verity, Inc.	6,728
94	@, L	Websense, Inc.	5,057
6,600	@	Yahoo!, Inc.	223,740
			808,941
		Iron/Steel: 0.2%
2,800	@@	Arcelor	64,100
2,800	@@	JFE Holdings, Inc.	78,110
2,400		United States Steel Corp.	122,040
			264,250
		Leisure Time: 0.1%
315		Arctic Cat, Inc.	8,524
2,800		Carnival Corp.	145,068
380	L	Polaris Industries, Inc.	26,687
			180,279

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Lodging: 0.4%
1,005	L	Boyd Gaming Corp.	$52,411
1,645	@	Caesars Entertainment, Inc.	32,555
360		Mandalay Resort Group	25,376
508		Marcus Corp.	10,414
4,700		Marriott Intl., Inc.	314,242
1,825		Starwood Hotels & Resorts Worldwide, Inc.	109,555
			544,553
		Machinery-Diversified: 0.2%
442		Applied Industrial Technologies, Inc.	12,022
1,050	L	Cummins, Inc.	73,868
427	@	Gerber Scientific, Inc.	3,109
185		IDEX Corp.	7,465
4,150		Rockwell Automation, Inc.	235,055
277		Thomas Industries, Inc.	10,980
			342,499
		Media: 0.9%
10,600	@	Comcast Corp.	358,068
4,300	@@	Mediaset S.p.A.	61,993
100		News Corp.	1,692
21,950	@	Time Warner, Inc.	385,222
8,150		Viacom, Inc.	283,865
9,800		Walt Disney Co.	281,554
40		Washington Post Co.	35,760
			1,408,154
		Metal Fabricate/Hardware: 0.1%
230		Commercial Metals Co.	7,795
407	L	Kaydon Corp.	12,780
145		Lawson Products, Inc.	6,786
493		Mueller Industries, Inc.	13,878
870		Precision Castparts Corp.	66,998
335		Timken Co.	9,159
			117,396
		Mining: 0.3%
2,600	@@	Anglo American PLC	61,644
5,500	@@	BHP Billiton Ltd.	76,807
2,250		Phelps Dodge Corp.	228,892
420	@	RTI Intl. Metals, Inc.	9,828
			377,171
		Miscellaneous Manufacturing: 2.1%
8,300		3M Co.	711,227
380		AptarGroup, Inc.	19,752
100		Clarcor, Inc.	5,196
1,380		Donaldson Co., Inc.	44,546
50,550		General Electric Co.	1,822,834
3,800		Honeywell Intl., Inc.	141,398
515		Lancaster Colony Corp.	21,913
550		Pentair, Inc.	21,450
160		Roper Industries, Inc.	10,480
9,650	@@	Tyco Intl. Ltd.	326,170
			3,124,966
		Oil and Gas: 4.6%
1,900		Amerada Hess Corp.	182,799
4,050		Anadarko Petroleum Corp.	308,205
17,600	@@	BP PLC	182,763

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

5,850		Burlington Resources, Inc.	$292,910
15,150		ChevronTexaco Corp.	883,396
488	@, L	Cimarex Energy Co.	19,032
6,300		ConocoPhillips	679,391
7,400		Devon Energy Corp.	353,350
36,800		Exxon Mobil Corp.	2,193,279
397		Frontier Oil Corp.	14,395
975		Helmerich & Payne, Inc.	38,698
950		Murphy Oil Corp.	93,794
870	@	Newfield Exploration Co.	64,606
835	L	Noble Energy, Inc.	56,797
600	@@	Norsk Hydro ASA	49,708
5,100		Occidental Petroleum Corp.	362,966
277		Patina Oil & Gas Corp.	11,080
284	@	Petroleum Development Corp.	10,704
417	@	Remington Oil & Gas Corp.	13,144
4,100	@@	Repsol YPF SA	108,894
21,600	@@	Shell Transport & Trading Co. PLC	194,323
130	@	Southwestern Energy Co.	7,379
325	@	Stone Energy Corp.	15,785
1,400	L	Sunoco, Inc.	144,928
700	@@	Total SA	164,297
4,500		Unocal Corp.	277,605
4,000	L	Valero Energy Corp.	293,080
230		Vintage Petroleum, Inc.	7,236
			7,024,544
		Oil and Gas Services: 0.1%
1,540	@	Weatherford Intl. Ltd.	89,228
			89,228
		Packaging and Containers: 0.1%
2,250		Ball Corp.	93,330
605		Sonoco Products Co.	17,454
			110,784
		Pharmaceuticals: 1.8%
190	@	Accredo Health, Inc.	8,438
814		Alpharma, Inc.	10,028
2,500	L	Amerisourcebergen Corp.	143,225
1,270	@	Barr Laboratories, Inc.	62,014
7,200		Cardinal Health, Inc.	401,760
8,350	@	Caremark Rx, Inc.	332,163
619		Medicis Pharmaceutical Corp.	18,558
10,550		Merck & Co., Inc.	341,504
600	@@	Merck KGaA	43,306
295		Natures Sunshine Products, Inc.	5,065
33,400		Pfizer, Inc.	877,419
1,320	@@	Roche Holding AG	142,033
1,700	@@	Sanofi-Aventis	143,960
545	@	Sepracor, Inc.	31,288
2,200	@@	Takeda Pharmaceutical Co. Ltd.	104,862
1,400	@@, L	Teva Pharmaceutical Industries Ltd. ADR	43,400
1,300	@@	UCB SA	63,124
			2,772,147
		Pipelines: 0.1%
550		Equitable Resources, Inc.	31,592
2,307		National Fuel Gas Co.	65,957
710		Questar Corp.	42,068
			139,617

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Real Estate: 0.0%
7,000	@@	Cheung Kong Holdings Ltd.	$61,991
			61,991
		Real Estate Investment Trusts: 1.7%
9,650		Acadia Realty Trust	155,171
300	@	Alexander’s, Inc.	72,450
1,500		Alexandria Real Estate Equities, Inc.	96,570
1,764	L	Archstone-Smith Trust	60,170
1,250		Avalonbay Communities, Inc.	83,613
1,750		Boston Properties, Inc.	105,403
1,375		CBL & Associates Properties, Inc.	98,326
1,900		CenterPoint Properties Trust	77,900
4,625		Corporate Office Properties Trust Sbi MD	122,469
1,825		Developers Diversified Realty Corp.	72,544
2,500		Equity Office Properties Trust	75,325
2,661	L	Equity Residential	85,711
740		Essex Property Trust, Inc.	51,134
3,025	@, L	FelCor Lodging Trust, Inc.	37,601
2,250	L	General Growth Properties, Inc.	76,725
1,465		Gramercy Capital Corp.	28,568
7,600		Host Marriott Corp.	125,855
4,506		Innkeepers USA Trust	58,172
1,200		iStar Financial, Inc.	49,416
1,550		Kimco Realty Corp.	83,545
3,000		LaSalle Hotel Properties	87,150
3,750	@	Meristar Hospitality Corp.	26,250
2,575		National Health Investors, Inc.	66,899
4,025	L	Nationwide Health Properties, Inc.	81,345
498		New Century Financial Corp.	23,316
2,675		Newcastle Investment Corp.	79,180
2,700		ProLogis	100,170
1,000		PS Business Parks, Inc.	40,300
2,000	L	Public Storage, Inc.	113,880
1,250		Rayonier, Inc.	61,913
2,825		Reckson Associates Realty Corp.	86,728
1,800		Regency Centers Corp.	85,734
1,550		Simon Property Group, Inc.	93,899
1,675		SL Green Realty Corp.	94,169
2,800		United Dominion Realty Trust, Inc.	58,436
			2,716,037
		Retail: 3.4%
1,170		Abercrombie & Fitch Co.	66,971
1,135	@	Aeropostale, Inc.	37,171
1,970		American Eagle Outfitters, Inc.	58,214
1,260	@	Barnes & Noble, Inc.	43,457
5,800		Best Buy Co., Inc.	313,258
935	@, L	BJ’s Wholesale Club, Inc.	29,041
1,468		Borders Group, Inc.	39,078
1,390	@	Brinker Intl., Inc.	50,346
385		Cato Corp.	12,416
925	@	Chico’s FAS, Inc.	26,141
1,845		Claire’s Stores, Inc.	42,509
3,300		Darden Restaurants, Inc.	101,244
1,700		Dillard’s, Inc.	45,730
3,900	@@	Enterprise Inns PLC	56,823
672	@	GameStop Corp.	14,986
15,500		Gap, Inc.	338,519
9,750		Home Depot, Inc.	372,839
6,100		J.C. Penney Co., Inc. Holding Co.	316,712
457	@, L	Jack in The Box, Inc.	16,955
397	@	Jo-Ann Stores, Inc.	11,152
1,500	@@	Lawson, Inc.	55,149
3,400		Lowe’s Cos., Inc.	194,106
4,100	@@	Marui Co. Ltd.	55,077
16,600		McDonald’s Corp.	516,923

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

417	@, L	Men’s Wearhouse, Inc.	$17,602
1,850		Michaels Stores, Inc.	67,155
905	@, L	O’Reilly Automotive, Inc.	44,825
6,650	@	Office Depot, Inc.	147,497
120	@	Panera Bread Co.	6,784
1,640	@, L	Payless Shoesource, Inc.	25,896
90	@, L	PF Chang’s China Bistro, Inc.	5,382
222	@	Sonic Corp.	7,415
9,050		Staples, Inc.	284,442
1,900	@	Starbucks Corp.	98,154
570	@, L	Stein Mart, Inc.	12,825
4,300		Target Corp.	215,086
518	@	Too, Inc.	12,779
16,150		Wal-Mart Stores, Inc.	809,276
12,200		Walgreen Co.	541,923
190	@, L	Zale Corp.	5,647
			5,117,505
		Savings and Loans: 0.0%
465	L	BankUnited Financial Corp.	12,490
280		Downey Financial Corp.	17,228
			29,718
		Semiconductors: 0.7%
457	@	DSP Group, Inc.	11,772
29,750		Intel Corp.	691,093
2,030	@, L	Lam Research Corp.	58,586
1,040		Microchip Technology, Inc.	27,050
1,850	@, L	Qlogic Corp.	74,925
3,500	@@	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	29,680
7,350		Texas Instruments, Inc.	187,352
			1,080,458
		Software: 1.8%
4,650		Adobe Systems, Inc.	312,341
853	@	Advent Software, Inc.	15,508
430	@	Altiris, Inc.	10,256
437	@	Ansys, Inc.	14,950
5,500		Autodesk, Inc.	163,680
125	@, L	Avid Technology, Inc.	6,765
120	@, L	Cerner Corp.	6,301
9,200	@	Compuware Corp.	66,240
407	@	Digi Intl., Inc.	5,584
375	@	Dun & Bradstreet Corp.	23,044
661	@	eFunds Corp.	14,754
810		Fair Isaac Corp.	27,896
437	@, L	Hyperion Solutions Corp.	19,276
427		Inter-Tel, Inc.	10,462
48,550		Microsoft Corp.	1,173,453
51,750	@	Oracle Corp.	645,839
5,300	@	Parametric Technology Corp.	29,627
508	@	Phoenix Technologies Ltd.	4,836
549	@	Progress Software Corp.	14,395
500	@@	SAP AG	80,395
696		SEI Investments Co.	25,167
1,890	@, L	Sybase, Inc.	34,889
150	@	THQ, Inc.	4,221
965	@	Transaction Systems Architects, Inc.	22,340
2,050	@	Wind River Systems, Inc.	30,914
			2,763,133
		Telecommunications: 2.1%
9,950	L	Alltel Corp.	545,758
140	@, L	Anixter Intl., Inc.	5,061

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

120	@	Boston Communications Group	$854
30,850	@	Cisco Systems, Inc.	551,907
130	@	Commonwealth Telephone Enterprises, Inc.	6,128
1,320	@	Commscope, Inc.	19,747
6,900	@, @@	Deutsche Telekom AG	138,103
3,100	@@	France Telecom SA	92,920
680	L	Harris Corp.	22,202
4,190	@@	Hellenic Telecommunications Organization SA	74,069
10,400		Motorola, Inc.	155,688
15	@@	Nippon Telegraph & Telephone Corp.	65,634
16,000	@@	Oki Electric Industry Co. Ltd.	67,391
7,900		QUALCOMM, Inc.	289,535
3,600	L	Scientific-Atlanta, Inc.	101,592
2,100	@@	TDC A/S	88,550
25,700	@@	Telecom Italia S.p.A.	97,350
3,400	@@	Telekom Austria AG	66,763
1,600	@@	Telekomunikasi Indonesia Tbk PT ADR	29,984
420	L	Telephone & Data Systems, Inc.	34,272
22,200		Verizon Communications, Inc.	788,099
			3,241,607
		Textiles: 0.0%
350	@, L	Mohawk Industries, Inc.	29,505
			29,505
		Toys/Games/Hobbies: 0.1%
232	@	Department 56, Inc.	4,051
3,700		Hasbro, Inc.	75,665
489	@, L	Jakks Pacific, Inc.	10,499
			90,215
		Transportation: 0.9%
430		C.H. Robinson Worldwide, Inc.	22,158
1,000		CNF, Inc.	46,790
5,100		CSX Corp.	212,415
3,900	@@	Deutsche Post AG	95,188
11	@, @@	East Japan Railway Co.	59,184
585	@	EGL, Inc.	13,338
545	L	Expeditors Intl. Washington, Inc.	29,185
4,350		FedEx Corp.	408,682
799		Heartland Express, Inc.	15,301
222		Knight Transportation, Inc.	5,477
232	@, L	Landstar System, Inc.	7,598
8,000	@@	Mitsui O.S.K. Lines Ltd.	51,377
397	@, L	Offshore Logistics, Inc.	13,228
675		Overseas Shipholding Group, Inc.	42,464
3,900		United Parcel Service, Inc.	283,686
			1,306,071
		Trucking and Leasing: 0.0%
1,095	L	Gatx Corp.	36,343
			36,343
		Water: 0.0%
3,900	@@	Severn Trent PLC	67,449
			67,449
		Total Common Stock
		(Cost $60,882,765)	70,450,206

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

PREFERRED STOCK: 0.3%
		Banks: 0.2%
32	@, #, XX	DG Funding Trust	$346,000
			346,000
		Diversified Financial Services: 0.1%
4,450	@	National Rural Utilities Cooperative Finance Corp.	103,374
			103,374
		Total Preferred Stock
		(Cost $459,277)	449,374

Principal Amount			Value

CORPORATE BONDS/NOTES: 8.7%
		Banks: 2.5%
$100,000	@@, L	Australia & New Zealand Banking Group Ltd., 2.405%, due 10/29/49	$88,756
131,000	@@, #	Banco Santander Chile/Pre-merger with Banco Santiago SA,	131,475
		3.310%, due 12/09/09
95,000	@@	Banco Santander Santiago Chile SA, 7.375%, due 07/18/12	106,374
140,000	@@	Bank of Ireland, 3.260%, due 12/29/49	123,545
60,000	@@	Bank of Nova Scotia, 3.255%, due 08/31/85	50,944
183,000		BankAmerica Capital II, 8.000%, due 12/15/26	199,324
101,000	@@, +, #	Danske Bank A/S, 5.914%, due 12/29/49	105,780
140,000	@@	Den Norske Bank ASA, 3.250%, due 08/29/49	118,650
127,000	@@, #	HBOS Capital Funding LP, 6.071%, due 06/30/49	133,206
390,000	@@, C	HSBC Bank PLC, 2.839%, due 06/29/49	343,956
190,000	@@	Lloyds TSB Bank PLC, 2.960%, due 06/29/49	167,042
200,000	@@	Lloyds TSB Bank PLC, 3.230%, due 08/29/49	174,539
198,000	#	M&T Bank Corp., 3.850%, due 04/01/13	193,136
139,000		Mellon Capital I, 7.720%, due 12/01/26	149,389
150,000	@@	National Australia Bank Ltd., 2.361%, due 10/29/49	133,183
190,000	@@	National Westminster Bank PLC, 3.063%, due 11/29/49	163,244
69,000		NB Capital Trust, 7.830%, due 12/15/26	72,855
65,000		NB Capital Trust IV, 8.250%, due 04/15/27	72,165
157,000		PNC Funding Corp., 4.500%, due 03/10/10	155,525
169,000	#	Rabobank Capital Funding II, 5.260%, due 12/29/49	170,048
110,000	@@	Royal Bank of Scotland Group PLC, 2.938%, due 12/29/49	98,373
70,000	@@, C	Societe Generale, 2.719%, due 11/29/49	61,244
250,000	@@, C	Standard Chartered PLC, 2.813%, due 11/29/49	207,516
260,000	@@, C	Standard Chartered PLC, 2.838%, due 12/29/49	215,801
10,000	@@, C	Standard Chartered PLC, 3.438%, due 07/29/49	8,319
139,000		U.S. Bankcorp, 8.090%, due 11/15/26	149,389
100,000	@@	Westpac Banking Corp., 3.530%, due 09/30/49	86,143
162,000	#	Westpac Capital Trust IV, 5.256%, due 12/29/49	158,967
			3,838,888
		Beverages: 0.3%
150,000	@@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	172,500
66,000	@@	Coca-Cola HBC Finance BV, 5.125%, due 09/17/13	66,403
229,000	#	Miller Brewing Co., 4.250%, due 08/15/08	226,921
			465,824
		Chemicals: 0.0%
49,000	@@, #	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	51,102
			51,102
		Diversified Financial Services: 1.8%
57,229	@@, #	Arcel Finance Ltd., 5.984%, due 02/01/09	58,768
175,000	@@, #	Arcel Finance Ltd., 7.048%, due 09/01/11	178,663
168,000	#	Bosphorus Financial Services Ltd., 4.830%, due 02/15/12	168,226
268,000	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	270,010
135,000		Citigroup Capital II, 7.750%, due 12/01/36	143,647

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal Amount			Value

261,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	$283,977
65,000	@@	Financiere CSFB NV, 2.688%, due 03/29/49	55,221
87,000	L	Ford Motor Credit Co., 5.700%, due 01/15/10	82,034
157,000		Goldman Sachs Group, Inc., 3.120%, due 03/02/10	157,182
127,000		JPM Capital Trust I, 7.540%, due 01/15/27	136,958
156,000		JPM Capital Trust II, 7.950%, due 02/01/27	168,015
199,000	+, #	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	198,008
251,438	@@, #	PF Export Receivables Master Trust, 6.436%, due 06/01/15	253,197
299,000	@@, #, XX	Preferred Term Securities XII, 3.553%, due 03/23/35	299,388
1,000,000	#, XX	Toll Road Investors Partnership II LP, 18.590%, due 02/15/45	117,344
100,000	#	Twin Reefs Pass-Through Trust, 3.770%, due 12/10/49	100,581
90,000	@@	UFJ Finance Aruba AEC, 8.750%, due 11/29/49	98,071
			2,769,290
		Electric: 0.7%
221,000		Consumers Energy Co., 4.250%, due 04/15/08	218,797
102,000		Consumers Energy Co., 5.150%, due 02/15/17	98,473
159,000		Enterprise Capital Trust II, 4.313%, due 06/30/28	158,301
217,000		Pacific Gas & Electric Co., 6.050%, due 03/01/34	223,589
23,691	#	Power Contract Financing LLC, 5.200%, due 02/01/06	23,885
152,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	155,909
40,301		PPL Montana LLC, 8.903%, due 07/02/20	46,371
76,084	#	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	78,302
			1,003,627
		Food: 0.3%
190,000		Safeway, Inc., 4.800%, due 07/16/07	190,177
263,000		Tyson Foods, Inc., 7.250%, due 10/01/06	274,512
			464,689
		Insurance: 0.4%
104,000		GE Global Insurance Holding Corp., 7.000%, due 02/15/26	112,232
133,000		Prudential Financial, Inc., 4.104%, due 11/15/06	133,489
290,000	#	Zurich Capital Trust I, 8.376%, due 06/01/37	317,209
			562,930
		Media: 0.1%
91,000		Clear Channel Communications, Inc., 3.125%, due 02/01/07	88,324
128,000		COX Communications, Inc., 6.850%, due 01/15/18	132,112
			220,436
		Oil and Gas: 0.7%
151,000	@@, #	Empresa Nacional de Petroleo, 4.875%, due 03/15/14	142,501
139,000		Husky Energy, Inc., 6.150%, due 06/15/19	145,142
101,000	@@	Nexen, Inc., 5.200%, due 03/10/15	99,299
56,000	@@	Nexen, Inc., 5.875%, due 03/10/35	53,747
261,000	#	Pemex Project Funding Master Trust, 4.310%, due 06/15/10	266,872
105,000	#, L	Pemex Project Funding Master Trust, 9.250%, due 03/30/18	126,525
114,000	@@, #	Tengizchevroil Finance Co. SARL, 6.124%, due 11/15/14	113,430
104,000		Valero Energy Corp., 6.125%, due 04/15/07	107,546
			1,055,062
		Packaging and Containers: 0.1%
156,000	#	Sealed Air Corp., 5.375%, due 04/15/08	158,735
			158,735
		Pipelines: 0.3%
174,000		Duke Capital LLC, 4.331%, due 11/16/06	174,185
108,000		Kinder Morgan Energy Partners LP, 5.800%, due 03/15/35	102,639
111,000		KN Capital Trust III, 7.630%, due 04/15/28	128,201
			405,025

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal Amount			Value

		Real Estate: 0.4%
155,000		EOP Operating LP, 7.750%, due 11/15/07	$166,893
159,000		Liberty Property LP, 5.125%, due 03/02/15	154,022
61,000		Liberty Property LP, 6.375%, due 08/15/12	64,891
12,000		Liberty Property LP, 6.950%, due 12/01/06	12,545
158,000		Liberty Property LP, 7.750%, due 04/15/09	173,884
			572,235
		Real Estate Investment Trusts: 0.3%
148,000		Simon Property Group LP, 4.875%, due 03/18/10	146,663
288,000		Simon Property Group LP, 6.375%, due 11/15/07	300,228
			446,891
		Retail: 0.1%
201,000		May Department Stores Co., 3.950%, due 07/15/07	198,356
			198,356
		Savings and Loans: 0.1%
129,000		Great Western Financial, 8.206%, due 02/01/27	141,026
			141,026
		Telecommunications: 0.5%
182,000		BellSouth Corp., 4.200%, due 09/15/09	178,020
95,000	+	Sprint Capital Corp., 4.780%, due 08/17/06	95,616
129,000		Sprint Capital Corp., 8.375%, due 03/15/12	150,965
112,000	@@, #	Telefonos de Mexico SA de CV, 4.750%, due 01/27/10	109,411
129,000		Verizon Global Funding Corp., 7.250%, due 12/01/10	143,328
119,000		Verizon Virginia, Inc., 4.625%, due 03/15/13	113,910
			791,250
		Transportation: 0.1%
106,000	@@, #	MISC Capital Ltd., 5.000%, due 07/01/09	106,329
5,000	@@, #	MISC Capital Ltd., 6.125%, due 07/01/14	5,273
			111,602
		Total Corporate Bonds/Notes
		(Cost $13,262,000)	13,256,968
U.S. GOVERNMENT AGENCY OBLIGATIONS: 17.7%
		Federal Home Loan Bank: 0.5%
740,000		3.250%, due 12/17/07	723,844
			723,844
		Federal Home Loan Mortgage Corporation: 4.4%
1,445,000		2.700%, due 03/16/07	1,411,380
1,103,000		4.500%, due 10/15/12	1,103,427
375,946		4.500%, due 04/01/14	370,791
618,000	W	5.500%, due 04/01/33	619,738
248,000		5.875%, due 03/21/11	261,140
499,008		6.000%, due 01/15/29	515,066
1,984,000	W	6.500%, due 04/15/34	2,059,019
345,197		7.000%, due 11/01/31	363,895
			6,704,456
		Federal National Mortgage Association: 12.2%
355,000	L	3.000%, due 08/15/07	346,504
695,000	L	3.500%, due 01/28/08	682,370
1,071,000		3.875%, due 02/01/08	1,058,000
732,000	L	4.625%, due 10/15/13	723,265

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal Amount			Value

1,344,000	W	5.000%, due 04/01/18	$1,343,160
4,822,000	W	5.000%, due 05/01/33	4,701,450
715,000	L	5.250%, due 08/01/12	725,729
24,448		5.500%, due 01/01/18	24,947
375,664		5.500%, due 02/01/18	383,222
393,000	W	5.500%, due 04/15/19	400,491
1,778,000	W	5.500%, due 04/01/33	1,780,777
498,978		6.000%, due 08/01/16	515,734
303,647		6.000%, due 04/25/31	314,416
2,661,000		6.000%, due 04/01/34	2,720,042
594,399		6.500%, due 07/01/29	617,277
1,564,000		6.500%, due 04/01/31	1,623,138
325,000		6.625%, due 11/15/10	357,804
122,595		7.000%, due 02/01/31	129,410
10,609		7.500%, due 11/01/30	11,356
56,424		7.500%, due 09/01/31	60,380
			18,519,472
		Government National Mortgage Association: 0.6%
70,302		6.500%, due 01/15/29	73,570
58,557		6.500%, due 10/15/31	61,252
133,169		6.500%, due 01/15/32	139,301
39,036		7.000%, due 01/15/28	41,346
342,295		7.000%, due 02/15/28	362,559
278,236		7.500%, due 12/15/23	300,557
			978,585
		Total U.S. Government Agency Obligations
		(Cost $27,126,173)	26,926,357
U.S. TREASURY OBLIGATIONS: 12.7%
		U.S. Treasury Bonds: 2.0%
1,169,000	L	5.375%, due 02/15/31	1,274,440
559,000	L	10.375%, due 11/15/12	647,785
766,000	L	13.250%, due 05/15/14	1,028,774
			2,950,999
		U.S. Treasury Notes: 10.4%
2,706,000	L	3.375%, due 02/28/07	2,687,080
410,000	L	3.375%, due 02/15/08	403,978
5,121,000	L	4.000%, due 03/15/10	5,082,598
6,036,000	L	4.000%, due 02/15/15	5,801,163
905,000	L	5.500%, due 08/15/28	983,410
763,000	L	6.000%, due 02/15/26	873,069
			15,831,298
		U.S. Treasury STRIP: 0.3%
823,000		4.840%, due 05/15/16	486,661
			486,661
		Total U.S. Treasury Obligations
		(Cost $19,321,962)	19,268,958
ASSET-BACKED SECURITIES: 2.5%
		Automobile Asset-Backed Securities: 1.3%
1,400,000		American Honda Finance Corp., 3.390%, due 10/03/05	1,401,896
39,000		Honda Auto Receivables Owner Trust, 2.790%, due 03/16/09	38,135
90,000		Honda Auto Receivables Owner Trust, 3.820%, due 05/21/10	88,520
140,000		Household Automotive Trust, 2.310%, due 04/17/08	138,888
325,000		USAA Auto Owner Trust, 2.040%, due 02/16/10	318,076
			1,985,515

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal Amount			Value

		Credit Card Asset-Backed Securities: 1.0%
115,000		Bank One Issuance Trust, 4.540%, due 09/15/10	$114,834
115,000		Capital One Master Trust, 4.900%, due 03/15/10	116,793
855,000		Chemical Master Credit Card Trust 1, 7.090%, due 02/15/09	886,854
390,000		Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	398,015
13,000		Citibank Credit Card Master Trust I, 5.875%, due 03/10/11	13,651
58,000		MBNA Master Credit Card Trust USA, 5.900%, due 08/15/11	61,057
			1,591,204
		Home Equity Asset-Backed Securities: 0.1%
18,000	XX	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	17,876
100,000		Wells Fargo Home Equity Trust, 3.970%, due 09/25/24	98,521
			116,397
		Other Asset-Backed Securities: 0.1%
41,000		Popular ABS Mortgage Pass-Through Trust, 3.735%, due 12/25/34	40,511
41,000		Popular ABS Mortgage Pass-Through Trust, 4.000%, due 12/25/34	40,414
			80,925
		Total Asset-Backed Securities
		(Cost $3,803,494)	3,774,041

COLLATERALIZED MORTGAGE OBLIGATIONS: 5.4%
		Commercial Mortgage-Backed Securities: 2.5%
26,000		Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	25,278
37,000		Capco America Securitization Corp., 6.460%, due 10/15/30	39,362
230,000		COMM, 3.600%, due 03/10/39	222,501
975,000		CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	957,765
82,000		CS First Boston Mortgage Securities Corp., 7.555%, due 04/14/62	92,358
460,000		DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	484,804
180,000	C	DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	191,009
1,090,000		DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	1,196,441
232,692		GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	229,071
55,000		GE Capital Commercial Mortgage Corp., 3.915%, due 11/10/38	53,316
40,000		GE Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	39,962
212,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	207,998
23,000		LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	22,985
121,000	L	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	134,913
			3,897,763
		Whole Loan Collateralized Mortgage Obligations: 2.8%
263,899		Bank of America Mortgage Securities, 5.000%, due 12/25/18	261,920
167,745		Bank of America Mortgage Securities, 5.250%, due 11/25/19	168,422
250,033		Countrywide Alternative Loan Trust, 5.000%, due 10/25/18	248,158
676,960		Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	686,921
268,718		Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due 11/25/18	267,126
629,000		CS First Boston Mortgage Securities Corp., 4.116%, due 10/25/33	622,864
123,149	#	GSMPS Mortgage Loan Trust, 3.200%, due 01/25/35	123,625
412,670		MASTR Alternative Loans Trust, 5.500%, due 01/25/20	418,952
1,162,713		MASTR Asset Securitization Trust, 5.500%, due 06/25/33	1,157,264
269,156		Thornburg Mortgage Securities Trust, 3.220%, due 09/25/34	270,037
			4,225,289
		Whole Loan Collateralized Support CMO: 0.1%
132,260		Bank of America Mortgage Securities, 5.500%, due 11/25/33	131,999
			131,999
		Total Collateralized Mortgage Obligations
		(Cost $8,383,948)	8,255,051

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal Amount				Value

MUNICIPAL BONDS: 0.2%
		Municipal: 0.2%
70,000		City of New York, 5.000%, due 11/01/08		$73,929
70,000		City of New York, 5.000%, due 11/01/11		75,392
70,000		City of New York, 5.000%, due 11/01/15		75,002
70,000		Sales Tax Asset Receivables Corp., 4.060%, due 10/15/10		67,535
60,000		Sales Tax Asset Receivables Corp., 4.660%, due 10/15/14		58,379
		Total Municipal Bonds
		(Cost $359,191)		350,237
		Total Long-Term Investments
		(Cost $133,598,810)		142,731,192
SHORT-TERM INVESTMENTS: 33.3%
		Commercial Paper: 7.1%
1,500,000		American Express Bank, 2.780%, due 03/16/06		1,500,027
750,000	#	American Honda Finance Corp., 2.690%, due 04/11/05		749,979
1,500,000	#	American Honda Finance Corp., 2.640%, due 05/04/05		1,496,271
1,500,000	S	Cafco LLC, 2.670%, due 04/08/05		1,499,110
1,500,000	S	Concord Minutemen, 2.820%, due 04/04/05		1,499,530
1,100,000		Concord Minutemen, 2.750%, due 04/10/06		1,099,999
1,500,000		St. Germain Holding Ltd., 2.780%, due 04/07/05		1,499,189
1,500,000	S	St. Germain Holding Ltd., 2.700%, due 04/08/05		1,499,100
				10,843,205
		Total Commercial Paper
		(Cost $10,843,627)		10,843,205
		Repurchase Agreement: 9.4%
14,332,000	S	Morgan Stanley Repurchase Agreement dated 03/31/05, 2.850%,
		due 04/01/05, $14,333,135 to be received upon repurchase
		(Collateralized by $15,300,000 Federal National Mortgage Association,
		3.375%, Market Value plus accrued interest $14,911,801, due 12/15/08)		14,332,000
		Total Repurchase Agreement
		(Cost $14,332,000)		14,332,000
		Securities Lending Collateral(cc): 16.8%
25,623,978		The Bank of New York Institutional
		Cash Reserves Fund		25,623,978
		Total Securities Lending Collateral
		(Cost $25,623,978)		25,623,978
		Total Short-Term Investments
		(Cost $50,799,605)		50,799,183
		Total Investments In Securities
		(Cost $184,398,415)*	127.1%	$193,530,375
		Other Assets and Liabilities—Net	(27.1)	(41,313,162)
		Net Assets	100.0%	$152,217,213

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	+	Step-up basis bonds. Interest rates shown reflect current and

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal Amount	Value

future coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security.
S	Segregated securities for futures, when-issued or delayed delivery securities held at March 31, 2005.
L	Loaned security, a portion or all of the security is on loan at March 31, 2005.
XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.

*	Cost for federal income tax purposes is $185,727,351.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$9,529,664
	Gross Unrealized Depreciation	(1,726,640)
	Net Unrealized Appreciation	$7,803,024

Information concerning open futures contracts at March 31, 2005 is shown below:

	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)
Short Contracts
U.S. 2 Year Note	2	$413,781	07/06/2005	$1,053
U.S. 5 Year Note	10	1,070,938	06/30/2005	4,403
		$1,484,719		$5,456

Long Contracts
U.S. Long Bond	13	$1,447,875	06/30/2005	$(24,745)

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Strategic Allocation Portfolios, Inc.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 27, 2005

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 27, 2005